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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08716

Evergreen Variable Annuity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for nine of its series, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Special Values Fund, Evergreen VA

Omega Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA High Income Fund, Evergreen VA Core Bond Fund, Evergreen VA Strategic Income Fund and Evergreen VA Balanced Fund, for the quarter ended March 31, 2007. These nine series have a December 31 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 9.3%
Diversified Consumer Services 2.5%
Apollo Group, Inc., Class A *	99,310	$4,359,709

Internet & Catalog Retail 1.7%
Amazon.com, Inc. * ρ	71,019	2,825,846

Media 3.1%
News Corp., Class A	69,135	1,598,401
Omnicom Group, Inc.	24,941	2,553,460
Time Warner, Inc.	59,873	1,180,695

		5,332,556

Multi-line Retail 1.0%
J.C. Penney Co., Inc.	19,844	1,630,383

Specialty Retail 1.0%
Best Buy Co., Inc.	36,343	1,770,631

CONSUMER STAPLES 11.7%
Beverages 2.2%
Diageo plc	88,455	1,793,012
Diageo plc, ADR	7,124	576,688
PepsiCo, Inc.	21,339	1,356,307

		3,726,007

Food & Staples Retailing 4.6%
CVS/Caremark Corp.	75,059	2,562,503
Wal-Mart Stores, Inc.	81,604	3,831,308
Whole Foods Market, Inc.	33,461	1,500,726

		7,894,537

Household Products 2.8%
Procter & Gamble Co.	74,233	4,688,556

Tobacco 2.1%
Altria Group, Inc.	41,313	3,627,695

ENERGY 8.7%
Energy Equipment & Services 1.6%
Schlumberger, Ltd.	38,490	2,659,659

Oil, Gas & Consumable Fuels 7.1%
Apache Corp.	27,194	1,922,616
BP plc, ADR	28,349	1,835,598
ConocoPhillips	25,447	1,739,302
Exxon Mobil Corp.	88,620	6,686,379

		12,183,895

FINANCIALS 21.8%
Capital Markets 5.7%
Goldman Sachs Group, Inc.	8,976	1,854,711
Legg Mason, Inc.	29,527	2,781,739
Merrill Lynch & Co., Inc.	15,484	1,264,578
Morgan Stanley	17,426	1,372,472
State Street Corp.	22,532	1,458,947
T. Rowe Price Group, Inc.	19,777	933,276

		9,665,723

Commercial Banks 2.9%
U.S. Bancorp	65,545	2,292,109
Wells Fargo & Co.	78,581	2,705,544

		4,997,653

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.6%
American Express Co.	30,452	$1,717,493
Capital One Financial Corp.	12,440	938,722

		2,656,215

Diversified Financial Services 8.4%
Bank of America Corp. ρ	95,186	4,856,390
Citigroup, Inc.	125,545	6,445,480
JPMorgan Chase & Co.	64,479	3,119,494

		14,421,364

Insurance 3.2%
American International Group, Inc.	31,376	2,109,095
Hartford Financial Services Group, Inc.	17,241	1,647,895
Prudential Financial, Inc.	18,166	1,639,663

		5,396,653

HEALTH CARE 15.1%
Biotechnology 2.3%
Amgen, Inc. *	30,316	1,694,058
Biogen Idec, Inc. *	48,686	2,160,685

		3,854,743

Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	43,574	2,295,043
Medtronic, Inc.	33,596	1,648,220
St. Jude Medical, Inc. *	30,689	1,154,213
Zimmer Holdings, Inc. *	15,211	1,299,171

		6,396,647

Health Care Providers & Services 1.2%
Aetna, Inc.	6,006	263,002
WellPoint, Inc. *	21,118	1,712,670

		1,975,672

Pharmaceuticals 7.9%
Abbott Laboratories	35,774	1,996,189
Bristol-Myers Squibb Co.	106,009	2,942,810
Johnson & Johnson	34,978	2,107,774
Novartis AG, ADR	18,252	997,107
Pfizer, Inc.	137,928	3,484,061
Wyeth	39,918	1,997,098

		13,525,039

INDUSTRIALS 7.9%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	20,595	1,998,127
United Technologies Corp.	14,461	939,965

		2,938,092

Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	7,134	294,777
United Parcel Service, Inc., Class B	21,707	1,521,661

		1,816,438

Commercial Services & Supplies 0.5%
Cintas Corp.	22,999	830,264

Industrial Conglomerates 3.2%
General Electric Co.	157,123	5,555,869

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.4%
Pall Corp.	61,538	$2,338,444

INFORMATION TECHNOLOGY 19.8%
Communications Equipment 5.8%
Cisco Systems, Inc. *	155,961	3,981,684
QUALCOMM, Inc.	136,075	5,804,960

		9,786,644

Computers & Peripherals 1.8%
Dell, Inc. *	134,240	3,115,710

Internet Software & Services 2.9%
eBay, Inc. *	55,641	1,844,499
Google, Inc., Class A *	6,824	3,126,484

		4,970,983

IT Services 2.1%
Accenture, Ltd., Class A	47,082	1,814,541
Automatic Data Processing, Inc.	35,128	1,700,195

		3,514,736

Semiconductors & Semiconductor Equipment 3.4%
Altera Corp. *	93,571	1,870,484
Intel Corp.	115,263	2,204,981
Texas Instruments, Inc.	57,949	1,744,265

		5,819,730

Software 3.8%
Microsoft Corp.	99,683	2,778,165
Oracle Corp. *	205,377	3,723,485

		6,501,650

MATERIALS 1.6%
Chemicals 1.0%
Air Products & Chemicals, Inc.	23,261	1,720,384

Paper & Forest Products 0.6%
Weyerhaeuser Co.	12,306	919,750

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	42,820	1,688,393
Verizon Communications, Inc.	29,047	1,101,462

		2,789,855

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp.	81,347	1,542,339

UTILITIES 1.3%
Electric Utilities 1.3%
DPL, Inc. ρ	35,353	1,099,125
Exelon Corp.	17,462	1,199,814

		2,298,939

Total Common Stocks (cost $135,389,590)		170,049,010

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 3.6%
MUTUAL FUND SHARES 0.7%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,216,451	1,216,451

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 2.9%
Banc of America Securities, LLC, 5.48% dated 03/30/2007, maturing 04/02/2007, maturity value $4,001,827	$4,000,000	$4,000,000
Lehman Brothers Holdings, Inc., 5.48% dated 03/30/2007, maturing 04/02/2007, maturity value $1,000,457	1,000,000	1,000,000

		5,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $6,216,451)		6,216,451

Total Investments (cost $141,606,041) 103.3%		176,265,461
Other Assets and Liabilities (3.3%)		(5,625,506)

Net Assets 100.0%		$170,639,955

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 300 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

Summary of Abbreviations

ADR	American Depository Receipt

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $142,292,937. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,008,462 and $3,035,938, respectively, with a net unrealized appreciation of $33,972,524.

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 16.1%
Auto Components 1.1%
Modine Manufacturing Co.	31,912	$730,785
Superior Industries International, Inc. ρ	35,506	739,590

		1,470,375

Hotels, Restaurants & Leisure 4.0%
Cheesecake Factory, Inc. *	11,700	311,805
IHOP Corp.	14,636	858,401
Rare Hospitality International, Inc. *	42,404	1,275,936
Triarc Companies, Inc., Class A	33,700	631,201
Triarc Companies, Inc., Class B	142,573	2,450,830

		5,528,173

Household Durables 3.6%
BLYTH, Inc.	21,889	462,077
Cavco Industries, Inc. *	17,285	604,111
Champion Enterprises, Inc. *	51,900	456,720
Dixie Group, Inc. * +	30,300	364,509
Ethan Allen Interiors, Inc.	17,100	604,314
Furniture Brands International, Inc. ρ	57,089	900,864
La-Z-Boy, Inc. ρ	37,100	459,298
Tupperware Brands Corp.	40,730	1,015,399

		4,867,292

Leisure Equipment & Products 0.4%
Polaris Industries, Inc. ρ	12,900	618,942

Media 1.2%
Journal Communications, Inc., Class A	68,600	899,346
Media General, Inc., Class A	19,293	736,221

		1,635,567

Specialty Retail 3.2%
Deb Shops, Inc. +	15,300	414,324
Foot Locker, Inc.	75,300	1,773,315
Genesco, Inc. *	7,000	290,710
Pier 1 Imports, Inc. ρ	41,900	289,529
Zale Corp. *	59,163	1,560,720

		4,328,598

Textiles, Apparel & Luxury Goods 2.6%
Cutter & Buck, Inc. +	11,150	132,127
Kellwood Co.	49,896	1,463,450
Kenneth Cole Productions, Inc., Class A	27,600	708,492
Stride Rite Corp. +	58,115	894,390
Xerium Technologies, Inc.	39,500	316,790

		3,515,249

CONSUMER STAPLES 4.0%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	87,820	2,196,378
Topps Co.	49,680	482,890

		2,679,268

Food Products 1.6%
American Italian Pasta Co., Class A ρ	16,300	171,150
Tootsie Roll Industries, Inc.	44,976	1,347,923
TreeHouse Foods, Inc. *	24,100	734,327

		2,253,400

1

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.4%
Central Garden & Pet Co. ρ	15,200	$224,504
Prestige Brands Holdings, Inc. *	25,100	297,435

		521,939

ENERGY 7.1%
Energy Equipment & Services 2.7%
Atwood Oceanics, Inc. *	40,620	2,383,988
Carbo Ceramics, Inc. ρ	30,112	1,401,713

		3,785,701

Oil, Gas & Consumable Fuels 4.4%
Forest Oil Corp. * ρ	35,622	1,188,706
Mariner Energy, Inc. *	90,241	1,726,310
Stone Energy Corp. *	24,400	724,436
Venoco, Inc. *	20,300	362,558
Whiting Petroleum Corp. *	49,940	1,968,136

		5,970,146

FINANCIALS 20.8%
Capital Markets 1.0%
ACA Capital Holdings, Inc. *	34,800	487,896
Knight Capital Group, Inc., Class A *	52,000	823,680
Westwood Holdings Group, Inc. +	3,900	89,739

		1,401,315

Commercial Banks 6.6%
Amcore Financial, Inc. +	62,397	1,981,105
BancorpSouth, Inc.	74,700	1,826,415
Citizens Banking Corp.	29,685	657,819
First Citizens Bancshares, Inc., Class A	13,030	2,619,030
First Financial Bancorp	21,109	318,957
First State Bancorp	24,200	545,710
Greater Bay Bancorp	14,900	400,661
UMB Financial Corp.	16,600	626,816

		8,976,513

Insurance 7.7%
Assured Guaranty, Ltd.	69,000	1,885,080
Endurance Specialty Holdings, Ltd.	56,402	2,015,807
Hilb, Rogal & Hobbs Co.	44,800	2,197,440
IPC Holdings, Ltd.	36,495	1,052,881
LandAmerica Financial Group, Inc.	12,670	936,440
Stewart Information Services Corp.	57,980	2,422,984

		10,510,632

Real Estate Investment Trusts 1.7%
Deerfield Triarc Capital Corp. ρ	92,500	1,386,575
Post Properties, Inc.	20,380	931,978

		2,318,553

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc., Class A	18,810	1,244,846

Thrifts & Mortgage Finance 2.9%
BankAtlantic Bancorp, Inc., Class A	130,684	1,432,297
NewAlliance Bancshares, Inc.	119,912	1,943,773
PFF Bancorp, Inc.	17,694	536,659

		3,912,729

2

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 3.6%
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp. *	10,550	$534,885
VIASYS Healthcare, Inc. *	29,030	986,730

		1,521,615

Health Care Providers & Services 0.1%
AMN Healthcare Services, Inc. *	8,400	190,008

Life Sciences Tools & Services 1.1%
Cambrex Corp.	60,031	1,476,762

Pharmaceuticals 1.3%
Alpharma, Inc., Class A	19,864	478,325
Aspreva Pharmaceuticals Corp. *	32,985	711,157
Par Pharmaceutical Companies, Inc. *	23,300	585,296

		1,774,778

INDUSTRIALS 19.2%
Aerospace & Defense 0.6%
GenCorp, Inc. * ρ	62,790	869,014

Building Products 0.9%
Apogee Enterprises, Inc.	30,393	609,076
Simpson Manufacturing Co., Inc.ρ	18,200	561,288

		1,170,364

Commercial Services & Supplies 4.4%
ACCO Brands Corp. *	27,700	667,293
Deluxe Corp.	44,040	1,476,661
Heidrick & Struggles International, Inc. *	17,210	833,824
John H. Harland Co.	41,511	2,126,609
Viad Corp.	24,052	928,407

		6,032,794

Electrical Equipment 3.6%
Belden CDT, Inc.	12,489	669,285
EnerSys, Inc. *	55,000	944,900
Franklin Electric Co., Inc.	24,800	1,153,200
Genlyte Group, Inc. *	10,800	761,940
Superior Essex, Inc. *	40,500	1,404,135

		4,933,460

Machinery 6.2%
Briggs & Stratton Corp. ρ	51,480	1,588,158
Circor International, Inc. +	23,400	835,380
Crane Co.	23,200	937,744
EnPro Industries, Inc. *	16,450	593,023
Gardner Denver, Inc. *	11,200	390,320
Kadant, Inc. * +	58,039	1,471,869
Mueller Industries, Inc.	88,500	2,663,850
Supreme Industries, Inc., Class A +	9,340	54,639

		8,534,983

Marine 0.7%
Horizon Lines, Inc.	13,100	429,942
TBS International, Ltd., Class A * +	41,200	492,340

		922,282

Road & Rail 2.3%
Arkansas Best Corp.	35,484	1,261,456
Dollar Thrifty Automotive Group, Inc. *	16,385	836,291
Werner Enterprises, Inc.	55,900	1,015,703

		3,113,450

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.5%
NuCo2, Inc. *	24,500	$617,890

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 1.3%
3Com Corp. *	76,205	297,961
Black Box Corp.	37,100	1,355,634
Extreme Networks, Inc. *	18,981	80,290

		1,733,885

Computers & Peripherals 2.5%
Adaptec, Inc. *	216,400	837,468
Imation Corp.	54,535	2,202,123
Quantum Corp. *	150,872	407,355

		3,446,946

Electronic Equipment & Instruments 1.5%
AVX Corp.	30,300	460,560
Global Imaging Systems, Inc. *	10,300	200,850
Insight Enterprises, Inc.	6,900	124,062
Kemet Corp. *	15,800	120,870
Orbotech, Ltd. *	18,200	400,946
Technitrol, Inc.	30,200	790,938

		2,098,226

IT Services 2.1%
eFunds Corp. *	41,000	1,093,060
Gevity HR, Inc.	30,500	602,070
Keane, Inc. *	24,900	338,142
MoneyGram International, Inc.	32,150	892,484

		2,925,756

Semiconductors & Semiconductor Equipment 2.1%
Cabot Microelectronics Corp. *	26,500	888,015
Cree, Inc. * ρ	19,400	319,324
DSP Group, Inc. *	10,024	190,456
Exar Corp. *	20,025	265,131
Lattice Semiconductor Corp. *	45,140	264,069
Nextest Systems Corp. *	7,400	103,600
Standard Microsystems Corp. *	21,440	654,778
Zoran Corp. *	6,900	117,438

		2,802,811

Software 1.2%
Borland Software Corp. *	95,100	501,177
Corel Corp. *	50,600	650,210
Novell, Inc. *	65,800	475,076

		1,626,463

MATERIALS 10.0%
Chemicals 1.8%
A. Schulman, Inc.	32,890	774,888
American Pacific Corp. * +	18,200	211,120
Arch Chemicals, Inc.	46,358	1,447,297

		2,433,305

Construction Materials 1.5%
Eagle Materials, Inc.	46,986	2,096,985

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 1.7%
Owens-Illinois, Inc. *	51,060	$1,315,816
Packaging Corporation of America	38,870	948,428

		2,264,244

Metals & Mining 1.9%
Quanex Corp. ρ	60,628	2,567,596

Paper & Forest Products 3.1%
Deltic Timber Corp.	5,570	267,137
Glatfelter	23,314	347,612
Louisiana-Pacific Corp.	54,996	1,103,220
Neenah Paper, Inc.	48,785	1,938,716
Schweitzer-Mauduit International, Inc.	24,211	601,643

		4,258,328

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
Citizens Communications Co.	39,603	592,065
Premiere Global Services, Inc. *	51,175	574,183

		1,166,248

UTILITIES 3.5%
Electric Utilities 2.7%
Allete, Inc.	47,739	2,225,592
El Paso Electric Co.	56,500	1,488,775

		3,714,367

Gas Utilities 0.8%
Atmos Energy Corp.	32,200	1,007,216

Total Common Stocks (cost $109,420,518)		130,839,014

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.8%
MUTUAL FUND SHARES 0.4%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	493,142	493,142

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 8.4%
Bank of America Corp., 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity value $3,001,370	$3,000,000	3,000,000
BNP Paribas Securities, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity value $2,501,144	2,500,000	2,500,000
Credit Suisse First Boston, LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity value $2,000,913	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity value $1,000,458	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity value $1,000,458	1,000,000	1,000,000
Merrill Lynch & Co., Inc., 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity value $2,000,913	2,000,000	2,000,000

		11,500,000

Total Investments of Cash Collateral from Securities Loaned (cost $11,993,142)		11,993,142

5

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $5,927,930)	5,927,930	$5,927,930

Total Investments (cost $127,341,590) 109.0%		148,760,086
Other Assets and Liabilities (9.0%)		(12,255,320)

Net Assets 100.0%		$136,504,766

ρ	All or a portion of this security is on loan.
*	Non-income producing security.
+	Security is deemed illiquid and is valued using market quotations when readily available.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 371 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $127,403,967. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,393,624 and $2,037,505, respectively, with a net unrealized appreciation of $21,356,119.

6

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 16.9%
Diversified Consumer Services 4.6%
Apollo Group, Inc., Class A *	111,900	$4,912,410

Hotels, Restaurants & Leisure 2.5%
Carnival Corp.	26,370	1,235,698
OSI Restaurant Partners, Inc.	37,397	1,477,182

		2,712,880

Internet & Catalog Retail 4.7%
Amazon.com, Inc. *	127,031	5,054,563

Media 2.8%
Omnicom Group, Inc.	29,863	3,057,374

Multi-line Retail 0.9%
Target Corp.	16,662	987,390

Specialty Retail 1.4%
Best Buy Co., Inc.	31,485	1,533,949

CONSUMER STAPLES 8.2%
Beverages 2.8%
Coca-Cola Co.	62,693	3,009,264

Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	69,636	3,269,410

Household Products 2.4%
Procter & Gamble Co.	40,392	2,551,159

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	15,000	1,109,400
ConocoPhillips	15,046	1,028,394

		2,137,794

FINANCIALS 6.8%
Capital Markets 1.5%
Legg Mason, Inc.	17,700	1,667,517

Diversified Financial Services 2.7%
Citigroup, Inc.	56,395	2,895,319

Insurance 2.6%
Marsh & McLennan Cos.	97,133	2,845,026

HEALTH CARE 20.2%
Biotechnology 6.9%
Amgen, Inc. *	73,813	4,124,671
Biogen Idec, Inc. *	75,222	3,338,352

		7,463,023

Health Care Equipment & Supplies 8.6%
Medtronic, Inc.	56,599	2,776,747
St. Jude Medical, Inc. *	84,260	3,169,018
Zimmer Holdings, Inc. *	38,932	3,325,182

		9,270,947

Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	129,801	3,603,276
Johnson & Johnson	4,347	261,950
Pfizer, Inc.	49,530	1,251,128

		5,116,354

1

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 7.2%
Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc.	17,400	$718,968
United Parcel Service, Inc., Class B	7,800	546,780

		1,265,748

Industrial Conglomerates 4.1%
Tyco International, Ltd.	141,671	4,469,720

Machinery 1.9%
Pall Corp.	55,676	2,115,688

INFORMATION TECHNOLOGY 38.0%
Communications Equipment 6.5%
Cisco Systems, Inc. *	133,103	3,398,120
QUALCOMM, Inc.	86,187	3,676,737

		7,074,857

Computers & Peripherals 5.7%
Dell, Inc. *	134,884	3,130,658
Lexmark International, Inc., Class A *	51,100	2,987,306

		6,117,964

Internet Software & Services 7.1%
eBay, Inc. *	125,915	4,174,082
Google, Inc., Class A *	7,786	3,567,234

		7,741,316

IT Services 3.4%
Affiliated Computer Services, Inc., Class A *	41,845	2,463,834
Automatic Data Processing, Inc.	24,087	1,165,811

		3,629,645

Semiconductors & Semiconductor Equipment 7.6%
Altera Corp. *	209,038	4,178,670
Intel Corp.	121,840	2,330,799
KLA-Tencor Corp.	13,425	715,821
Texas Instruments, Inc.	34,905	1,050,640

		8,275,930

Software 7.7%
Microsoft Corp.	139,239	3,880,591
Oracle Corp. *	242,964	4,404,937

		8,285,528

Total Common Stocks (cost $97,149,380)		107,460,775

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø (cost $812,651)	812,651	812,651

Total Investments (cost $97,962,031) 100.0%		108,273,426
Other Assets and Liabilities 0.0%		(25,675)

Net Assets 100.0%		$108,247,751

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $98,061,061. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,642,391 and $1,430,026, respectively, with a net unrealized appreciation $10,212,365.

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 12.7%
Hotels, Restaurants & Leisure 3.9%
California Pizza Kitchen, Inc. *	16,500	$542,685
Chipotle Mexican Grill, Inc., Class A * ρ	9,400	583,740
Gaylord Entertainment Co. *	14,400	761,328
Great Wolf Resorts, Inc. *	32,900	435,267
McCormick & Schmick’s Seafood Restaurants, Inc. *	18,700	501,347
Texas Roadhouse, Inc., Class A *	47,900	682,575

		3,506,942

Internet & Catalog Retail 0.7%
NutriSystem, Inc. * ρ	11,300	592,233

Leisure Equipment & Products 0.2%
Callaway Golf Co.	13,200	208,479

Media 1.5%
Arbitron, Inc.	13,700	643,215
National CineMedia, Inc. *	24,000	640,800

		1,284,015

Specialty Retail 5.3%
A.C. Moore Arts & Crafts, Inc. *	26,000	554,840
Children’s Place Retail Stores, Inc. *	7,800	434,928
Citi Trends, Inc. * ρ	11,600	495,784
Conn’s, Inc. * ρ	26,400	653,400
DSW, Inc., Class A *	12,300	519,183
Hibbett Sports, Inc. *	22,980	656,998
Monro Muffler Brake, Inc.	14,579	511,723
Stage Stores, Inc.	24,767	577,319
Zumiez, Inc. *	7,000	280,840

		4,685,015

Textiles, Apparel & Luxury Goods 1.1%
Iconix Brand Group, Inc. *	21,400	436,560
Volcom, Inc. *	16,600	570,376

		1,006,936

CONSUMER STAPLES 2.0%
Food & Staples Retailing 1.5%
Longs Drug Stores Corp.	12,800	660,992
United Natural Foods, Inc. *	22,900	701,656

		1,362,648

Food Products 0.5%
Hain Celestial Group, Inc. *	15,400	463,078

ENERGY 4.3%
Energy Equipment & Services 3.9%
Core Laboratories NV *	7,293	611,372
Oceaneering International, Inc. *	19,324	813,927
Superior Energy Services, Inc. *	19,292	664,995
Tetra Technologies, Inc. *	37,500	926,625
Universal Compression Holdings, Inc. *	6,700	453,456

		3,470,375

Oil, Gas & Consumable Fuels 0.4%
World Fuel Services Corp.	7,500	346,950

FINANCIALS 4.2%
Capital Markets 0.9%
GFI Group, Inc. *	11,900	808,843

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 2.2%
Boston Private Financial Holdings, Inc.	15,200	$424,384
Home BancShares, Inc. ρ	6,500	143,325
PrivateBancorp, Inc.	17,500	639,800
Signature Bank *	10,700	348,178
Virginia Commerce Bancorp *	16,000	346,400

		1,902,087

Consumer Finance 0.6%
First Cash Financial Services, Inc. *	24,700	550,316

Diversified Financial Services 0.5%
International Securities Exchange Holding, Inc.	9,700	473,360

HEALTH CARE 22.2%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc. *	29,900	516,074
Digene Corp. *	9,000	381,690
Human Genome Sciences, Inc. *	36,900	391,878
Medarex, Inc. *	26,300	340,322
Myriad Genetics, Inc. *	12,700	437,642
Regeneron Pharmaceuticals, Inc. *	21,500	464,830

		2,532,436

Health Care Equipment & Supplies 6.2%
American Medical Systems Holdings, Inc. *	21,400	453,038
AngioDynamics, Inc *	12,700	214,503
ArthroCare Corp. *	12,000	432,480
Hologic, Inc. *	22,000	1,268,080
Immucor, Inc. *	32,450	955,003
Kensey Nash Corp. *	14,700	448,350
Meridian Bioscience, Inc.	22,500	624,600
NuVasive, Inc. *	28,300	672,125
West Pharmaceutical Services, Inc.	10,300	478,229

		5,546,408

Health Care Providers & Services 7.3%
AMN Healthcare Services, Inc. *	30,600	692,172
HealthExtras, Inc. *	32,100	923,838
Pediatrix Medical Group, Inc. *	12,916	736,987
PSS World Medical, Inc. *	24,000	507,360
Psychiatric Solutions, Inc. *	24,922	1,004,606
Sun Healthcare Group, Inc. *	56,400	696,540
Sunrise Senior Living, Inc. *	15,400	608,608
Symbion, Inc. *	34,900	684,389
VCA Antech, Inc. *	16,945	615,273

		6,469,773

Health Care Technology 2.4%
Allscripts Heathcare Solutions, Inc. * ρ	19,900	533,519
Eclipsys Corp. *	32,300	622,421
Systems Xcellence, Inc. *	21,900	412,596
TriZetto Group, Inc. *	27,000	540,270

		2,108,806

Life Sciences Tools & Services 2.1%
Icon plc *	12,600	536,760
PAREXEL International Corp. *	16,300	586,311
Ventana Medical Systems, Inc. *	16,700	699,730

		1,822,801

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.4%
Cardiome Pharma Corp. *	47,000	$477,050
MGI Pharma, Inc. *	16,300	366,261
Pozen, Inc. *	27,700	408,575

		1,251,886

INDUSTRIALS 16.3%
Aerospace & Defense 4.4%
AAR Corp. *	25,900	713,804
ARGON ST, Inc. *	34,568	914,669
BE Aerospace, Inc. *	39,600	1,255,320
Hexcel Corp. * ρ	53,200	1,056,020

		3,939,813

Air Freight & Logistics 0.6%
UTi Worldwide, Inc.	22,100	543,218

Airlines 1.1%
AirTran Holdings, Inc. *	93,400	959,218

Commercial Services & Supplies 3.0%
Advisory Board Co. *	11,900	602,378
Heidrick & Struggles International, Inc. *	16,300	789,735
Interface, Inc., Class A	34,000	543,660
Pike Electric Corp. *	100	1,808
Steiner Leisure, Ltd. *	16,500	742,170

		2,679,751

Construction & Engineering 1.6%
Quanta Services, Inc. * ρ	55,100	1,389,622

Electrical Equipment 0.6%
Power-One, Inc. *	97,439	557,351

Machinery 3.7%
ESCO Technologies, Inc. *	20,300	909,846
IDEX Corp.	17,500	890,400
Manitowoc Co.	15,900	1,010,127
RBC Bearings, Inc. *	13,700	457,991

		3,268,364

Trading Companies & Distributors 1.3%
Interline Brands, Inc. *	19,791	433,819
Williams Scotsman International, Inc. *	36,600	719,556

		1,153,375

INFORMATION TECHNOLOGY 29.8%
Communications Equipment 4.2%
Comtech Telecommunications Corp. *	28,900	1,119,297
F5 Networks, Inc. *	13,700	913,516
Foundry Networks, Inc. *	68,000	922,760
Sonus Networks, Inc. *	97,100	783,597

		3,739,170

Computers & Peripherals 0.8%
Stratasys, Inc. * ρ	17,623	752,855

Electronic Equipment & Instruments 1.0%
Benchmark Electronics, Inc. *	8,822	182,263
Color Kinetics, Inc. *	19,600	380,828
Mellanox Technologies, Ltd. *	21,300	309,915

		873,006

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 8.3%
aQuantive, Inc. *	21,700	$605,647
Bankrate, Inc. * ρ	17,800	627,272
Equinix, Inc. * ρ	12,178	1,042,802
Interwoven, Inc. *	19,868	335,769
Knot, Inc.	21,100	454,283
LivePerson, Inc. *	74,800	589,424
NIC, Inc. *	100,511	538,739
SAVVIS, Inc. *	24,100	1,153,908
Switch & Data Facilities Co., Inc. *	36,900	668,628
ValueClick, Inc. *	32,100	838,773
Vocus, Inc. *	26,150	526,400

		7,381,645

IT Services 0.6%
Heartland Payment Systems, Inc. ρ	20,500	484,620
MPS Group, Inc. *	950	13,442

		498,062

Semiconductors & Semiconductor Equipment 8.3%
ATMI, Inc. *	40,661	1,243,007
FormFactor, Inc. *	23,700	1,060,575
NetLogic Microsystems, Inc. * ρ	32,600	867,812
PDF Solutions, Inc. *	60,900	687,561
Power Integrations, Inc. *	52,700	1,193,655
Rudolph Technologies, Inc. *	41,922	731,119
SiRF Technology Holdings, Inc. *	18,900	524,664
Tessera Technologies, Inc. *	15,300	608,022
Trident Microsystems, Inc. *	23,046	462,303

		7,378,718

Software 6.6%
Blackboard, Inc. *	28,700	965,181
Bottomline Technologies, Inc. *	64,400	701,960
Concur Technologies, Inc. * ρ	54,364	949,195
Micros Systems, Inc. *	14,900	804,451
Opsware, Inc. *	57,800	419,050
Quality Systems, Inc. ρ	11,440	457,600
Transaction Systems Architects, Inc. *	30,400	984,656
Ultimate Software Group, Inc. *	23,400	612,846

		5,894,939

MATERIALS 1.5%
Chemicals 0.9%
Cytec Industries, Inc.	14,900	837,976

Metals & Mining 0.6%
AMCOL International Corp.	16,928	501,915

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.9%
Aruba Networks, Inc. *	1,900	27,873
Cogent Communications Group, Inc. *	38,300	905,029
Paetec Holding Corp. *	59,200	620,416
Time Warner Telecom, Inc. *	47,900	994,883

		2,548,201

Wireless Telecommunication Services 0.9%
Leap Wireless International, Inc. *	12,600	831,348

Total Common Stocks (cost $72,448,195)		86,121,934

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 9.4%
MUTUAL FUND SHARES 1.5%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,366,812	$1,366,812

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 7.9%
Bank of America LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity value $1,000,457	$1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity value $2,000,913	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity value $2,000,915	2,000,000	2,000,000
Merrill Lynch & Co., Inc., 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity value $1,000,457	1,000,000	1,000,000
Nomura Securities International, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity value $1,000,458	1,000,000	1,000,000

		7,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $8,366,812)		8,366,812

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $2,989,323)	2,989,323	2,989,323

Total Investments (cost $83,804,330) 109.6%		97,478,069
Other Assets and Liabilities (9.6%)		(8,528,164)

Net Assets 100.0%		$88,949,905

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 391 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $83,961,962. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,084,426 and $1,568,319, respectively, with a net unrealized appreciation of $13,516,107.

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	France	17,289	$1,911,591

Automobiles 1.7%
TI Automotive, Ltd. * ☐ +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	77,100	4,949,873

			4,949,873

Hotels, Restaurants & Leisure 1.2%
Ladbrokes plc	United Kingdom	69,821	553,333
Sodexho Alliance SA	France	38,728	2,838,979

			3,392,312

Household Durables 2.0%
Koninklijke Philips Electronics NV	Netherlands	58,044	2,219,467
Sharp Corp.	Japan	63,000	1,216,072
Sony Corp.	Japan	48,400	2,465,272

			5,900,811

Media 3.1%
Lagardere Groupe	France	8,520	656,812
Television Broadcasts, Ltd.	Hong Kong	191,000	1,194,109
Toho Co., Ltd.	Japan	19,600	383,333
Vivendi	France	94,926	3,862,084
Yellow Pages Income Fund	Canada	252,694	2,985,118

			9,081,456

Specialty Retail 1.0%
Inditex SA	Spain	23,830	1,482,977
Lindex AB	Sweden	57,100	682,711
Yamada Denki Co., Ltd.	Japan	8,900	830,969

			2,996,657

Textiles, Apparel & Luxury Goods 1.4%
adidas AG	Germany	20,621	1,128,830
Christian Dior SA	France	16,058	1,954,385
Geox SpA	Italy	51,221	893,997

			3,977,212

CONSUMER STAPLES 12.9%
Beverages 4.4%
Diageo plc	United Kingdom	266,724	5,406,585
Foster’s Group, Ltd.	Australia	120,130	666,912
Heineken NV	Netherlands	74,266	3,889,645
Marston’s plc	United Kingdom	96,544	839,249
Scottish & Newcastle plc	United Kingdom	175,655	2,080,323

			12,882,714

Food & Staples Retailing 1.5%
Carrefour SA	France	52,379	3,835,470
Controladora Comercial Mexicana SA de CV	Mexico	183,000	516,681

			4,352,151

Food Products 4.2%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	377	991,197
Cresud S.A.C.I.F., ADR	Argentina	19,444	399,185
Ezaki Glico Co., Ltd.	Japan	39,000	463,623
Lotte Confectionery Co., Ltd.	South Korea	380	486,714
Nestle SA, ADR	Switzerland	16,980	6,627,178
Unilever NV	Netherlands	111,761	3,258,547

			12,226,444

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.4%
Kao Corp.	Japan	42,000	$1,232,143

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	42,000	855,357

Tobacco 2.1%
Altadis SA	Spain	13,059	839,578
British American Tobacco plc	United Kingdom	127,316	3,983,286
Swedish Match AB	Sweden	80,000	1,429,042

			6,251,906

ENERGY 4.1%
Oil, Gas & Consumable Fuels 4.1%
BP plc	United Kingdom	444,623	4,832,431
ENI SpA	Italy	79,728	2,597,559
Statoil ASA	Norway	28,600	780,274
Total SA	France	53,156	3,728,851

			11,939,115

FINANCIALS 26.0%
Capital Markets 1.6%
Deutsche Bank AG	Germany	21,520	2,902,368
UBS AG	Switzerland	28,638	1,705,219

			4,607,587

Commercial Banks 11.9%
ABN AMRO Holding NV	Netherlands	54,936	2,367,336
Anglo Irish Bank Corp. plc – Dublin Exchange	Ireland	88,423	1,892,180
Anglo Irish Bank Corp. plc – London Exchange	Ireland	2,656	56,836
Banco Macro Bansud SA, ADR	Argentina	20,308	689,254
Banco Santander Central Hispano SA	Spain	103,494	1,849,264
Bank of Yokohama, Ltd.	Japan	229,000	1,711,658
BNP Paribas SA	France	43,866	4,587,293
Chiba Bank, Ltd.	Japan	113,000	999,320
DBS Group Holdings, Ltd.	Singapore	68,000	959,325
Greek Postal Savings Bank SA *	Greece	67,026	1,697,855
HBOS plc	United Kingdom	56,778	1,170,473
HSBC Holdings plc – Hong Kong Exchange	United Kingdom	86,925	1,510,743
Lloyds TSB Group plc	United Kingdom	206,866	2,280,929
Mitsubishi UFJ Financial Group, Inc.	Japan	111	1,255,357
Mizuho Financial Group, Inc.	Japan	236	1,523,163
National Australia Bank, Ltd.	Australia	28,628	937,343
Royal Bank of Scotland Group plc	United Kingdom	174,316	6,809,473
Sumitomo Mitsui Financial Group	Japan	142	1,292,007
Sumitomo Trust & Banking Co., Ltd.	Japan	56,000	585,238
Unicredito Italian SpA	Italy	78,464	747,709

			34,922,756

Consumer Finance 1.5%
Orix Corp.	Japan	16,560	4,323,061

Diversified Financial Services 3.8%
Compagnie Nationale a Portefeuille	Belgium	5,308	337,495
Groupe Bruxelles Lambert SA	Belgium	13,767	1,612,765
Guoco Group, Ltd.	Bermuda	132,000	1,856,597
Hellenic Exchanges Holding SA	Greece	31,348	720,295
IFIL Investments SpA	Italy	181,258	1,773,327
ING Groep NV	Netherlands	86,042	3,642,180
Pargesa Holdings SA	Switzerland	12,521	1,316,587

			11,259,246

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.1%
Allianz AG	Germany	8,379	$1,722,549
Amlin plc	United Kingdom	96,563	539,012
Aviva plc	United Kingdom	35,236	519,294
AXA SA	France	45,554	1,933,796
Catlin Group, Ltd.	United Kingdom	67,421	664,407
CNP Assurances	France	20,527	2,393,424
Irish Life & Permanent plc – Dublin Exchange	Ireland	3,139	86,274
Irish Life & Permanent plc – London Exchange	Ireland	44,357	1,213,201
Mitsui Sumitomo Insurance Co., Ltd.	Japan	167,000	2,100,281
Prudential plc	United Kingdom	43,049	608,162
Sampo Oyj	Finland	26,000	790,058
Sompo Japan Insurance, Inc.	Japan	51,000	637,066
Swiss Reinsurance Co.	Switzerland	21,024	1,924,592

			15,132,116

Real Estate Management & Development 2.1%
Chinese Estates (Holdings), Ltd.	Bermuda	526,000	731,074
Hysan Development Co., Ltd.	Hong Kong	327,000	887,217
IRSA Inversiones y Representaciones SA, GDR *	Argentina	59,761	1,143,228
IVG Immobilien AG	Germany	27,701	1,328,195
Mitsubishi Estate Co., Ltd.	Japan	18,000	592,347
Patrizia Immobilien AG *	Germany	30,382	679,407
Shun Tak Holdings, Ltd.	Hong Kong	426,000	568,098
Tokyo Tatemono Co., Ltd.	Japan	17,000	257,024

			6,186,590

HEALTH CARE 4.8%
Health Care Equipment & Supplies 0.6%
Smith & Nephew plc	United Kingdom	154,211	1,961,474

Pharmaceuticals 4.2%
Eisai Co., Ltd.	Japan	41,300	1,984,226
GlaxoSmithKline plc	United Kingdom	51,105	1,405,706
Novartis AG	Switzerland	44,821	2,576,408
Roche Holding AG	Switzerland	24,978	4,428,906
Teva Pharmaceutical Industries, Ltd., ADR	Israel	50,624	1,894,856

			12,290,102

INDUSTRIALS 10.8%
Aerospace & Defense 1.0%
BAE Systems plc	United Kingdom	153,896	1,393,862
Thales SA	France	25,064	1,456,858

			2,850,720

Building Products 1.2%
Assa Abloy AB, Class B	Sweden	40,600	933,073
Compagnie de Saint-Gobain SA	France	26,144	2,558,482

			3,491,555

Construction & Engineering 0.9%
Bilfinger Berger AG	Germany	21,789	1,985,131
Okumura Corp.	Japan	121,000	664,677

			2,649,808

Electrical Equipment 2.9%
Alstom SA *	France	30,302	3,937,235
Mitsubishi Electric Corp.	Japan	221,000	2,281,412
Schneider Electric SA	France	18,215	2,315,086
Schneider Electric SA #	France	1,071	131,781

			8,665,514

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.9%
Fraser & Neave, Ltd.	Singapore	321,000	$1,079,240
Keppel Corp., Ltd.	Singapore	200,000	2,505,109
Siemens AG	Germany	38,497	4,120,052
Smiths Group plc	United Kingdom	37,075	750,428

			8,454,829

Machinery 1.4%
Fanuc, Ltd.	Japan	6,700	624,992
Heidelberger Druckmaschinen AG	Germany	16,085	737,891
KCI Konecranes International Oyj	Finland	22,450	753,646
Komatsu, Ltd.	Japan	37,000	780,272
THK Co., Ltd.	Japan	50,700	1,196,365

			4,093,166

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	216,698	700,736
Macquarie Infrastructure Group	Australia	258,345	804,003
Sydney Roads Group	Australia	1	1

			1,504,740

INFORMATION TECHNOLOGY 7.1%
Communications Equipment 0.9%
L.M. Ericsson Telephone Co., Ser. B	Sweden	686,000	2,524,478

Electronic Equipment & Instruments 0.5%
Hitachi, Ltd.	Japan	76,000	595,159
Ingenico SA *	France	35,802	934,204

			1,529,363

Office Electronics 2.8%
Canon, Inc.	Japan	99,500	5,355,740
Neopost	France	19,988	2,860,424

			8,216,164

Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	56,890	611,568
United Microelectronics Corp.	Taiwan	2,248,000	1,297,576

			1,909,144

Software 2.3%
Dassault Systemes SA	France	29,788	1,603,557
Nintendo Co., Ltd.	Japan	4,800	1,397,959
SAP AG	Germany	60,202	2,686,856
Square Enix Co., Ltd.	Japan	37,000	956,463

			6,644,835

MATERIALS 6.3%
Chemicals 3.3%
Akzo Nobel NV	Netherlands	21,981	1,671,303
BASF AG	Germany	11,120	1,253,449
Bayer AG	Germany	10,317	660,118
Hitachi Chemical Co., Ltd.	Japan	24,800	584,150
Lonza Group AG	Switzerland	25,104	2,418,166
Tokuyama Corp.	Japan	113,000	1,979,422
Toray Industries, Inc.	Japan	146,000	1,057,755

			9,624,363

Construction Materials 0.9%
Cemex SA de CV, ADR	Mexico	22,396	733,469
CRH plc – London Exchange	Ireland	24,636	1,053,722

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials continued
Imerys	France	9,318	$866,133

			2,653,324

Containers & Packaging 0.3%
Rexam plc	United Kingdom	86,531	937,063

Metals & Mining 1.8%
Barrick Gold Corp.	Canada	23,324	665,900
BHP Billiton, Ltd.	United Kingdom	67,454	1,504,777
Companhia Vale do Rio Doce, ADR	Brazil	22,475	831,350
Evraz Group SA, GDR	Luxembourg	15,874	531,779
Rio Tinto plc	United Kingdom	32,662	1,866,272

			5,400,078

TELECOMMUNICATION SERVICES 7.9%
Diversified Telecommunication Services 5.3%
BCE, Inc.	Canada	23,300	659,825
Chunghwa Telecom Co., Ltd.	Taiwan	763,460	1,478,930
France Telecom	France	63,496	1,678,921
Koninklijke KPN NV	Netherlands	70,232	1,095,244
KT Corp.	South Korea	14,360	644,124
Nippon Telegraph & Telephone Corp.	Japan	2	10,595
Telecom Italia SpA	Italy	235,087	581,986
Telefonica SA	Spain	334,078	7,372,403
Telenor ASA	Norway	111,400	1,983,318

			15,505,346

Wireless Telecommunication Services 2.6%
Bouygues SA	France	21,332	1,650,487
China Unicom, Ltd.	Hong Kong	1,732,000	2,495,930
Sistema JSFC, GDR *	Russia	31,347	890,255
Vodafone Group plc	United Kingdom	1,049,698	2,800,517

			7,837,189

UTILITIES 3.8%
Electric Utilities 1.2%
British Energy Group plc *	United Kingdom	147,109	1,411,321
Fortum Oyj	Finland	24,000	700,716
Tokyo Electric Power Co., Inc.	Japan	41,100	1,408,444

			3,520,481

Gas Utilities 1.1%
Gaz de France	France	25,464	1,183,133
Tokyo Gas Co., Ltd.	Japan	346,000	1,933,010

			3,116,143

Multi-Utilities 1.5%
National Grid plc	United Kingdom	37,583	590,142
RWE AG	Germany	30,821	3,264,332
United Utilities plc	United Kingdom	38,308	569,848

			4,424,322

Total Common Stocks (cost $218,496,653)			278,185,299

PREFERRED STOCKS 2.6%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd.	Germany	550	841,324

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
FINANCIALS 0.4%
Diversified Financial Services 0.4%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	35,657	$1,277,600

HEALTH CARE 1.4%
Health Care Equipment & Supplies 1.4%
Fresenius AG, Var. Rate Pfd.	Germany	52,883	4,215,408

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	1,669	785,005

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	23,100,000	503,101

Total Preferred Stocks (cost $5,119,479)			7,622,438

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø ## (cost $2,547,305)	United States	2,547,305	2,547,305

Total Investments (cost $226,163,437) 98.2%			288,355,042
Other Assets and Liabilities 1.8%			5,395,818

Net Assets 100.0%			$293,750,860

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

ADR	American Depository Receipt
EUR	Euro
GDR	Global Depository Receipt
JPY	Japanese Yen

The following table shows the percent of total long-term investments by geographic location as of March 31, 2007:

Japan	17.7%	Australia	1.1%
France	17.1%	Norway	1.0%
United Kingdom	16.4%	Bermuda	0.9%
Germany	9.6%	Greece	0.8%
Switzerland	7.7%	Finland	0.8%
Netherlands	6.3%	Argentina	0.8%
Spain	4.0%	Belgium	0.7%
Italy	2.8%	South Korea	0.7%
Sweden	1.9%	Israel	0.7%
Hong Kong	1.8%	Brazil	0.5%
Singapore	1.6%	Mexico	0.4%
Canada	1.5%	Russia	0.3%
Ireland	1.5%	Luxembourg	0.2%
Taiwan	1.2%		100.0%

At March 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at March 31, 2007	In Exchange for	U.S. Value at March 31, 2007	Unrealized Loss

06/27/2007	1,709,752,000 JPY	$14,704,773	11,000,000 EUR	$14,762,175	$57,402

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $228,711,759. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,172,368 and $2,529,085, respectively, with a net unrealized appreciation of $59,643,283.

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 83.9%
CONSUMER DISCRETIONARY 21.6%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$600,000	$537,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	25,188
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	100,000	110,250
11.00%, 03/01/2011	50,000	55,187
Metaldyne Corp., 11.00%, 06/15/2012 ρ	85,000	80,958

		808,583

Automobiles 1.2%
Ford Motor Co.:
5.80%, 01/12/2009	75,000	73,602
7.45%, 07/16/2031 ρ	175,000	136,281
General Motors Corp., 8.375%, 07/15/2033 ρ	300,000	270,750

		480,633

Diversified Consumer Services 1.4%
Education Management Corp., 8.75%, 06/01/2014	125,000	132,187
Service Corporation International, 7.00%, 06/15/2017	400,000	405,000

		537,187

Hotels, Restaurants & Leisure 4.0%
Festival Fun Parks, LLC, 10.875%, 04/15/2014	250,000	258,750
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	109,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	320,000	315,200
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	350,000	356,125
MGM MIRAGE, Inc., 5.875%, 02/27/2014	165,000	154,275
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	200,000	221,500
Seneca Gaming Corp., 7.25%, 05/01/2012	30,000	30,337
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	142,245	144,379

		1,589,816

Household Durables 0.6%
Libbey, Inc., FRN, 12.35%, 06/01/2011	200,000	219,000

Media 6.8%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	300,000	306,000
CCH I, LLC:
11.00%, 10/01/2015	300,000	312,500
13.50%, 01/15/2014 ρ	50,000	50,750
Dex Media East, LLC, 9.875%, 11/15/2009	375,000	392,812
Lamar Media Corp., 6.625%, 08/15/2015	400,000	392,000
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	250,000	256,875
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	525,000	542,719
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	250,000	261,875
XM Satellite Radio Holdings, Inc., Class A, 9.75%, 05/01/2014	40,000	40,550
Young Broadcasting, Inc., Class A, 8.75%, 01/15/2014	145,000	135,938

		2,692,019

Multi-line Retail 1.6%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	400,000	410,636
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	200,000	220,000

		630,636

Specialty Retail 2.3%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	225,000	235,125
Linens ‘n Things, Inc., FRN, 10.99%, 01/15/2014	105,000	98,175
Michaels Stores, Inc., 10.00%, 11/01/2014 144A ρ	150,000	161,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	315,000
Sally Beauty Holdings, Inc., 9.25%, 11/15/2014 144A ρ	100,000	103,250

		912,800

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.6%
Levi Strauss & Co., 9.75%, 01/15/2015	$200,000	$220,500
Oxford Industries, Inc., 8.875%, 06/01/2011	200,000	208,000
Unifi, Inc., 11.50%, 05/15/2014	141,000	140,647
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	79,969

		649,116

CONSUMER STAPLES 1.0%
Food & Staples Retailing 1.0%
SUPERVALU, Inc., 7.50%, 11/15/2014	375,000	392,813

ENERGY 11.3%
Energy Equipment & Services 2.8%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	193,000	197,825
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	178,500
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	175,000	166,469
Parker Drilling Co., 9.625%, 10/01/2013	70,000	76,300
PHI, Inc., 7.125%, 04/15/2013	500,000	480,000

		1,099,094

Oil, Gas & Consumable Fuels 8.5%
Chesapeake Energy Corp., 6.875%, 01/15/2016	300,000	305,250
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 ρ	165,000	155,925
El Paso Corp., 7.75%, 06/01/2013	400,000	420,000
Encore Acquisition Co., 6.25%, 04/15/2014 ρ	400,000	370,000
Exco Resources, Inc., 7.25%, 01/15/2011	400,000	403,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	200,000	210,500
Peabody Energy Corp.:
5.875%, 04/15/2016	200,000	193,000
6.875%, 03/15/2013	300,000	306,750
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	75,000	76,875
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	250,000	252,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	256,250
Williams Cos., 8.125%, 03/15/2012	400,000	437,000

		3,387,050

FINANCIALS 9.4%
Consumer Finance 6.7%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	250,000	267,500
CCH II Capital Corp., 10.25%, 09/15/2010	500,000	530,000
Ford Motor Credit Co., 5.70%, 01/15/2010	190,000	181,996
General Motors Acceptance Corp., 6.875%, 08/28/2012	600,000	598,246
NXP Funding, LLC, 7.875%, 10/15/2014 144A	300,000	311,250
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	500,000	473,125
UGS Capital Corp. II, FRN, 10.35%, 06/01/2011 144A	262,615	268,524

		2,630,641

Diversified Financial Services 0.7%
Dow Jones CDX NA, 8.375%, 12/29/2011 144A	250,000	259,363

Real Estate Investment Trusts 2.0%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	200,000	205,500
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	275,000	279,125
7.00%, 01/15/2016	150,000	152,250
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	175,000	174,125

		811,000

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.0%
Health Care Providers & Services 2.0%
Community Health Systems, Inc., 6.50%, 12/15/2012	$60,000	$62,100
HCA, Inc.:
6.375%, 01/15/2015	100,000	85,625
9.25%, 11/15/2016 144A	440,000	475,750
HealthSouth Corp., 10.75%, 06/15/2016 144A ρ	100,000	109,250
Sun Healthcare Group, Inc., 9.125%, 04/15/2015 144A #	55,000	56,650

		789,375

INDUSTRIALS 7.1%
Aerospace & Defense 0.7%
DRS Technologies, Inc., 7.625%, 02/01/2018	225,000	235,125
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	35,000	36,444
9.75%, 04/01/2017 144A	25,000	26,187

		297,756

Airlines 0.5%
Delta Air Lines, Inc.:
7.90%, 12/15/2009 •	135,000	76,275
8.30%, 12/15/2029 •	200,000	113,500

		189,775

Commercial Services & Supplies 1.0%
ARAMARK Corp., 8.50%, 02/01/2015 144A ρ	125,000	130,625
West Corp., 11.00%, 10/15/2016 144A ρ	250,000	265,000

		395,625

Machinery 2.0%
Case New Holland, Inc., 9.25%, 08/01/2011	190,000	200,450
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	230,000	233,450
RBS Global, Inc.:
9.50%, 08/01/2014	250,000	261,250
11.75%, 08/01/2016	100,000	107,875

		803,025

Marine 0.5%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	195,000	183,788

Road & Rail 1.3%
Avis Budget Car Rental, 7.75%, 05/15/2016 144A	500,000	511,250

Trading Companies & Distributors 1.1%
Rental Service Corp., 9.50%, 12/01/2014 144A ρ	175,000	187,250
United Rentals, Inc., 7.00%, 02/15/2014	250,000	250,625

		437,875

INFORMATION TECHNOLOGY 4.0%
IT Services 1.8%
CompuCom Systems, Inc., 12.00%, 11/01/2014 144A	125,000	134,062
ipayment, Inc., 9.75%, 05/15/2014	150,000	154,500
SunGard Data Systems, Inc., 9.125%, 08/15/2013	400,000	431,000

		719,562

Semiconductors & Semiconductor Equipment 1.1%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	280,000	281,750
Spansion, LLC, 11.25%, 01/15/2016 144A	150,000	155,625

		437,375

Software 1.1%
Activant Solutions, Inc., 9.50%, 05/01/2016	200,000	198,000
UGS Corp., 10.00%, 06/01/2012	200,000	219,750

		417,750

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 11.6%
Chemicals 3.6%
Huntsman International, LLC:
11.50%, 07/15/2012	$290,000	$325,525
FRN, 7.375%, 01/01/2015 144A ρ	225,000	229,500
Lyondell Chemical Co., 10.50%, 06/01/2013	275,000	302,500
MacDermid, Inc., 9.50%, 04/15/2017 144A #	115,000	118,450
Millenium America, Inc., 7.625%, 11/15/2026	55,000	54,588
Momentive Performance, Inc., 9.75%, 12/01/2014 144A	130,000	134,550
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	266,250

		1,431,363

Construction Materials 0.4%
CPG International, Inc., 10.50%, 07/01/2013	145,000	152,975

Containers & Packaging 3.5%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	250,000	256,875
Crown Americas, Inc., 7.75%, 11/15/2015	375,000	391,875
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	125,000	123,125
Exopack Holding Corp., 11.25%, 02/01/2014	60,000	64,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 ρ	300,000	298,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	250,000	251,875

		1,386,750

Metals & Mining 1.5%
Aleris International, Inc., 9.00%, 12/15/2014 144A	75,000	79,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	370,000	381,562
8.25%, 04/01/2015	50,000	53,938
8.375%, 04/01/2017 ρ	55,000	59,606

		574,606

Paper & Forest Products 2.6%
Bowater, Inc., 6.50%, 06/15/2013 ρ	125,000	113,438
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	183,750
Georgia Pacific Corp., 8.125%, 05/15/2011 ρ	300,000	316,500
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	120,000	125,400
11.375%, 08/01/2016 144A	275,000	289,437

		1,028,525

TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 2.6%
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	121,268
Insight Midwest, LP, 9.75%, 10/01/2009 ρ	208,000	211,900
Level 3 Communications, Inc., 6.375%, 10/15/2015	400,000	398,500
Qwest Communications International, Inc., 7.875%, 09/01/2011	275,000	293,562

		1,025,230

Wireless Telecommunication Services 3.4%
Centennial Communications Corp.:
8.125%, 02/01/2014	225,000	233,437
10.00%, 01/01/2013	200,000	216,750
Cricket Communications, Inc., 9.375%, 11/01/2014 144A	200,000	213,000
Dobson Communications Corp., 8.875%, 10/01/2013 ρ	200,000	207,000
Horizon PCS, Inc., 11.375%, 07/15/2012	125,000	139,063
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	175,000	185,937
Rural Cellular Corp.:
8.25%, 03/15/2012	20,000	21,000
9.75%, 01/15/2010 ρ	110,000	113,850

		1,330,037

4

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 9.9%
Electric Utilities 5.9%
Mirant North America, LLC, 7.375%, 12/31/2013	$275,000	$283,250
Mission Energy Holding Co., 13.50%, 07/15/2008	25,000	27,375
NRG Energy, Inc., 7.375%, 02/01/2016	800,000	824,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	250,000	290,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	450,000	477,563
9.50%, 07/15/2013	400,000	437,500

		2,339,688

Gas Utilities 1.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	400,000	411,689

Independent Power Producers & Energy Traders 3.0%
AES Corp., 7.75%, 03/01/2014	390,000	411,450
Dynegy, Inc., 8.375%, 05/01/2016	625,000	653,125
Tenaska, Inc., 7.00%, 06/30/2021 144A	96,119	97,211

		1,161,786

Total Corporate Bonds (cost $32,159,496)		33,125,556

YANKEE OBLIGATIONS – CORPORATE 6.9%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Quebecor World, Inc., 9.75%, 01/15/2015 144A	135,000	142,425

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	135,000	141,075

FINANCIALS 0.9%
Consumer Finance 0.6%
Virgin Media Finance plc, 9.125%, 08/15/2016	200,000	212,000

Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	128,750

MATERIALS 1.5%
Metals & Mining 1.3%
Novelis, Inc., FRN, 7.25%, 02/15/2015	500,000	531,250

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	80,000	75,600

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 1.1%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	250,000	268,750
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	187,000

		455,750

Wireless Telecommunication Services 2.6%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	200,000	222,500
11.25%, 06/15/2016 144A	125,000	142,500
Rogers Wireless, Inc.:
6.375%, 03/01/2014	410,000	422,300
9.625%, 05/01/2011	210,000	240,450

		1,027,750

Total Yankee Obligations-Corporate (cost $2,584,956)		2,714,600

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Comcast Corp., Class A *	1,387	$35,993

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	3,013

MATERIALS 0.1%
Containers & Packaging 0.1%
Smurfit-Stone Container Corp. *	3,500	39,410

UTILITIES 0.3%
Electric Utilities 0.3%
Mirant Corp. ρ	3,350	135,541

Total Common Stocks (cost $662,296)		213,957

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	0

	Principal Amount	Value

DEBT OBLIGATIONS 1.5%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013	$350,000	355,807
Commonwealth Brands Loan, FRN, 7.625%, 12/01/2035	230,381	231,503

Total Debt Obligations (cost $580,381)		587,310

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.0%
REPURCHASE AGREEMENT ^ 12.0%
Bank of America Corp., 5.46%, dated 03/30/07, maturing 04/02/2007, maturity value $4,746,390 (cost $4,744,231)	4,744,231	4,744,231

	Shares	Value

SHORT-TERM INVESTMENTS 5.5%
MUTUAL FUND SHARES 5.5%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ## (cost $2,168,621)	2,168,621	2,168,621

Total Investments (cost $42,910,584) 110.3%		43,554,275
Other Assets and Liabilities (10.3%)		(4,065,199)

Net Assets 100.0%		$39,489,076

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

#	When-issued or delayed delivery security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
^	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

Summary of Abbreviations

FRN	Floating Rate Note

On March 31, 2007, the aggregate cost of investments for federal income tax purposes was $42,930,716. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,286,536 and $662,977, respectively, with a net unrealized appreciation of $623,559.

7

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.5%
FIXED-RATE 9.3%
FNMA:
4.43%, 08/01/2009	$300,000	$295,837
4.59%, 06/01/2011	357,094	350,840
4.88%, 10/01/2012	500,508	495,583
4.96%, 11/01/2008	388,504	385,678
5.91%, 02/01/2012	339,691	350,935
6.01%, 02/01/2012	320,907	332,368
6.02%, 01/01/2009	587,001	590,706
6.20%, 01/01/2011 – 05/01/2011	700,642	724,603
6.22%, 12/01/2008	179,695	179,400
6.32%, 01/01/2011 ##	937,267	971,092

		4,677,042

FLOATING-RATE 3.2%
FNMA:
6.08%, 08/01/2016	482,653	515,603
6.12%, 02/01/2012	549,316	572,231
7.25%, 12/01/2010	493,981	525,418

		1,613,252

Total Agency Commercial Mortgage-Backed Securities (cost $6,402,037)		6,290,294

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 15.5%
FIXED-RATE 15.5%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	167,628	170,860
Ser. 2694, Class QH, 4.50%, 03/15/2032	550,000	522,570
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	513,744
Ser. 2760, Class EA, 4.50%, 04/15/2013	186,524	185,359
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	227,254
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	297,007
Ser. 2929, Class PD, 5.00%, 09/15/2030	520,000	510,519
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	526,234
Ser. 3028, Class MD, 5.00%, 03/15/2032	415,000	407,232
Ser. 3059, Class CD, 5.00%, 04/15/2031	595,000	582,744
Ser. 3079, Class MD, 5.00%, 03/15/2034	360,000	346,035
Ser. 3082, Class PJ, 5.00%, 09/15/2034	450,000	432,064
Ser. 3115, Class LA, 5.00%, 06/15/2031	366,070	362,707
Ser. 3187, Class A, 5.00%, 02/15/2032	713,712	705,767
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	403,308	409,440
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	367,319	374,232
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	406,438	401,499
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	311,963
Ser. 2004-60, Class PA, 5.50%, 04/25/2034	504,607	506,329

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,758,254)		7,793,559

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 16.8%
FIXED-RATE 12.5%
FHLMC:
4.50%, 05/01/2034	244,834	230,545
6.50%, 09/01/2019	199,190	204,261
FHLMC 30 year, 5.50%, TBA #	780,000	771,957
FNMA:
4.50%, 04/01/2019	235,395	228,272
5.00%, 10/01/2020 – 03/01/2036	1,130,909	1,115,991
7.00%, 06/01/2032	22,104	23,041
FNMA 15 year, 5.00%, TBA #	1,050,000	1,035,562

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
5.00%, TBA #	$500,000	$483,125
6.00%, TBA #	2,135,000	2,151,012
GNMA, 5.50%, 09/20/2029	22,567	22,821

		6,266,587

FLOATING-RATE 4.3%
FHLMC, 5.34%, 12/01/2035	343,128	341,958
FNMA:
5.32%, 09/01/2035	466,608	462,800
5.45%, 01/01/2036	420,533	422,958
5.50%, 03/01/2036	319,875	322,361
5.93%, 11/01/2036	576,431	581,680
GNMA, 5.50%, 07/20/2030	32,925	33,360

		2,165,117

Total Agency Mortgage-Backed Pass Through Securities (cost $8,424,992)		8,431,704

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $207,126)	201,459	200,479

ASSET-BACKED SECURITIES 4.2%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	260,000	250,357
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	290,000	287,318
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	240,000	237,576
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	275,000	275,000
Lehman XS Trust:
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	415,000	411,692
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	145,000	140,444
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	260,107
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	234,291

Total Asset-Backed Securities (cost $2,100,601)		2,096,785

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.8%
FIXED-RATE 11.0%
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	145,000	147,388
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	92,261	90,503
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	505,000	493,161
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	925,000	919,301
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	475,429
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	284,743	279,639
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	351,475
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	420,000	413,997
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	409,181	401,797
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	346,106
Ser. 2007-C1, Class A4, 5.42%, 02/27/2037	485,000	488,196
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	535,000	526,364
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	257,605	259,365
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	345,856

		5,538,577

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 2.8%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.31%, 06/10/2039	$415,000	$419,848
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	570,000	575,505
Morgan Stanley Capital I, Inc., Ser. 2006-HQ8, Class A4, 5.40%, 03/12/2044	420,000	424,076

		1,419,429

Total Commercial Mortgage-Backed Securities (cost $6,954,110)		6,958,006

CORPORATE BONDS 14.7%
CONSUMER DISCRETIONARY 2.0%
Media 0.7%
Comcast Corp., 6.20%, 11/15/2008	50,000	50,774
Time Warner, Inc., 7.625%, 04/15/2031	275,000	309,954

		360,728

Multi-line Retail 0.8%
May Department Stores Co.:
6.90%, 01/15/2032	250,000	251,892
7.45%, 09/15/2011	150,000	160,572

		412,464

Specialty Retail 0.5%
Home Depot, Inc., 5.875%, 12/16/2036	250,000	239,170

CONSUMER STAPLES 0.6%
Food Products 0.6%
General Mills, Inc., 6.00%, 02/15/2012	275,000	284,745

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	150,000	163,854

FINANCIALS 9.0%
Capital Markets 1.6%
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	250,000	250,338
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	152,221
Morgan Stanley, 3.875%, 01/15/2009	200,000	196,029
Northern Trust Corp., 7.10%, 08/01/2009 ρ	200,000	208,522

		807,110

Commercial Banks 1.0%
National City Corp., 4.50%, 03/15/2010	300,000	294,199
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	208,919

		503,118

Consumer Finance 3.6%
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	300,000	293,965
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	414,898
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	146,529
4.625%, 09/15/2010	150,000	147,381
5.70%, 06/01/2011	300,000	304,855
Sprint Capital Corp., 6.875%, 11/15/2028	500,000	499,335

		1,806,963

Diversified Financial Services 0.5%
Bank of America Corp., 5.30%, 03/15/2017	250,000	246,352

Insurance 1.3%
American International Group, Inc.:
4.70%, 10/01/2010	275,000	271,641
5.625%, 08/17/2011	400,000	406,351

		677,992

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 0.5%
BRE Properties, Inc., 5.50%, 03/15/2017	$250,000	$248,060

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	244,150

HEALTH CARE 1.6%
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	325,000	323,167

Pharmaceuticals 0.9%
Abbott Laboratories, 5.875%, 05/15/2016	250,000	259,080
Merck & Co., Inc., 4.75%, 03/01/2015	200,000	192,496

		451,576

INDUSTRIALS 0.6%
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	289,903

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	142,148

UTILITIES 0.3%
Electric Utilities 0.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	53,095

Gas Utilities 0.2%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	105,765

Total Corporate Bonds (cost $7,370,650)		7,360,360

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Bonds:
6.00%, 02/15/2026 ρ	1,460,000	1,650,599
7.25%, 08/15/2022 ρ	1,400,000	1,751,422
U.S. Treasury Notes:
3.00%, 02/15/2009	515,000	500,093
4.875%, 08/15/2016 ρ	265,000	269,286

Total U.S. Treasury Obligations (cost $4,152,178)		4,171,400

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.6%
FIXED-RATE 2.9%
Harborview Net Interest Margin Corp., Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	214,618	214,979
Sharps, LLC, Net Interest Margin Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	213,600	213,386
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	525,000	515,279
Ser. 2005-AR10, Class 1A2, 4.84%, 09/25/2035	525,000	519,845

		1,463,489

FLOATING-RATE 0.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	355,000	348,909

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,809,590)		1,812,398

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.8%
FIXED-RATE 1.1%
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.17%, 07/20/2036	548,040	549,081

FLOATING-RATE 4.7%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.10%, 10/25/2035	493,637	490,478
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%, 06/25/2036	435,116	438,796
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.99%, 05/25/2046 144A	248,083	249,014
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.87%, 08/25/2036	463,885	466,469
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	699,120	700,635

		2,345,392

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,872,422)		2,894,473

4

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 1.2%
MATERIALS 0.7%
Metals & Mining 0.7%
Alcan, Inc., 6.125%, 12/15/2033	$365,000	$356,065

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	250,000	248,301

Total Yankee Obligations-Corporate (cost $611,635)		604,366

	Shares	Value

MUTUAL FUND SHARES 2.3%
MFS Charter Income Trust	13,400	114,704
MFS Government Markets Income Trust	16,300	109,047
MFS Intermediate Income Trust	26,800	167,232
MFS Multimarket Income Trust	18,400	112,608
Putnam Master Intermediate Income Trust	18,100	118,736
Putnam Premier Income Trust	24,605	162,147
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	155,976
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	18,700	222,156

Total Mutual Fund Shares (cost $1,108,670)		1,162,606

Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.1%
REPURCHASE AGREEMENTS ^ 5.1%
Bank of America Corp., 5.46%, dated 03/30/2007, maturing 04/02/2007; maturity value is $2,549,838 (cost $2,548,678)	$2,548,678	2,548,678

	Shares	Value

SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ## (cost $3,573,480)	3,573,480	3,573,480

Total Investments (cost $55,894,423) 111.3%		55,898,588
Other Assets and Liabilities (11.3%)		(5,686,524)

Net Assets 100.0%		$50,212,064

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
^	Collateralized by U.S. Government Agency Mortgages.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $55,935,229. The gross unrealized appreciation and depreciation on securities based on tax cost was $338,025 and $374,666, respectively, with a net unrealized depreciation of $36,641.

5

EVERGREEN VA STRATEGIC INCOME FUND* SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.0%
FIXED-RATE 4.3%
FNMA:
4.44%, 04/01/2014 ##	$439,945	$425,049
4.89%, 02/01/2013	185,004	183,409
5.68%, 08/01/2016 ##	1,293,254	1,344,997
6.07%, 09/01/2013 ##	265,825	277,025
6.18%, 06/01/2013 ##	317,196	333,788
6.50%, 04/01/2017	121,401	132,255
7.50%, 07/01/2010	139,281	146,992
Ser. 1998-M5, Class D, 6.35%, 06/25/2020 ##	440,000	453,456
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	590,000	575,846

		3,872,817

FLOATING-RATE 0.7%
FNMA, 5.24%, 07/01/2035 ##	587,799	588,028

Total Agency Commercial Mortgage-Backed Securities (cost $4,498,996)		4,460,845

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FLOATING-RATE 2.1%
FHLMC:
Ser. 1307, Class A, 5.98%, 06/15/2007	4,368	4,372
Ser. 1377, Class F, 5.875%, 09/15/2007	2,650	2,652
Ser. 2334, Class FO, 6.29%, 07/15/2031 ##	282,140	287,082
Ser. 2372, Class F, 5.82%, 10/15/2031	88,429	90,136
Ser. 2710, Class FY, 5.72%, 10/15/2018	62,761	63,088
FNMA:
Ser. 1992-73, Class F, 6.09%, 05/25/2022	37,865	39,303
Ser. 2001-61, Class FH, 5.92%, 11/18/2031	104,937	106,854
Ser. 2002-67, Class FA, 6.32%, 11/25/2032 ##	356,232	371,682
Ser. 2002-77, Class FA, 6.32%, 10/18/2030 ##	531,462	552,562
Ser. G92-23, Class F, 6.04%, 04/25/2022	247,455	251,681
Ser. G93-32, Class F, 5.99%, 09/25/2023	143,265	146,753

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $1,893,836)		1,916,165

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 17.4%
FIXED-RATE 15.8%
FHLMC, 6.00%, 04/01/2036 ##	828,123	835,054
FHLMC 15 year, 5.50%, TBA #	1,815,000	1,818,971
FHLMC 30 year:
5.50%, TBA #	5,585,000	5,525,660
6.50%, TBA #	1,990,000	2,029,179
FNMA, 7.50%, 06/01/2031 – 01/01/2036 ##	617,938	652,017
FNMA 30 year:
5.00%, TBA #	925,000	893,781
5.50%, TBA #	1,825,000	1,805,609
6.50%, TBA #	545,000	555,900
GNMA, 8.00%, 01/15/2030	431	457

		14,116,628

FLOATING-RATE 1.6%
FHLMC:
7.77%, 03/25/2036	80,902	86,130
7.84%, 03/25/2036 ##	1,061,142	1,136,767
FNMA, 4.99%, 05/01/2035	189,349	191,174

		1,414,071

Total Agency Mortgage-Backed Pass Through Securities (cost $15,503,625)		15,530,699

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FNMA, Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044 ## (cost $281,889)	275,770	283,172

1

EVERGREEN VA STRATEGIC INCOME FUND* SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.6%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.70%, 09/15/2039 144A	$685,000	$686,760
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A	1,500,000	1,487,730
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	125,000	126,419

Total Asset-Backed Securities (cost $2,305,500)		2,300,909

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.9%
FLOATING-RATE 3.9%
Banc of America Large Loan, Ser. 2005-BBA6, Class G, 5.74%, 01/15/2019 144A	460,000	460,742
GMAC Comml. Mtge. Securities, Inc., Ser. 1997-C1, Class C, 6.90%, 09/15/2007	600,000	601,770
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 5.67%, 10/05/2020 144A	405,000	405,227
JPMorgan Chase Comml. Mtge. Securities, Inc., Ser. 2006-FL1A, Class A2, 5.50%, 02/15/2020 144A ##	2,000,000	2,001,566

Total Commercial Mortgage-Backed Securities (cost $3,468,191)		3,469,305

CORPORATE BONDS 31.6%
CONSUMER DISCRETIONARY 7.8%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 ρ	500,000	447,500
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	25,188
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	125,000	137,813
11.00%, 03/01/2011	35,000	38,631
Metaldyne Corp., 11.00%, 06/15/2012	65,000	61,909

		711,041

Automobiles 0.9%
DaimlerChrylser AG, 4.875%, 06/15/2010	450,000	445,759
Ford Motor Co., 7.45%, 07/16/2031 ρ	125,000	97,344
General Motors Corp., 8.375%, 07/15/2033 ρ	325,000	293,312

		836,415

Diversified Consumer Services 0.6%
Education Management, LLC, 8.75%, 06/01/2014	100,000	105,750
Service Corporation International, 6.75%, 04/01/2016	425,000	425,000

		530,750

Hotels, Restaurants & Leisure 0.8%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	295,500
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	200,000	203,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	125,000	116,875
Seneca Gaming Corp., 7.25%, 05/01/2012	20,000	20,225
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	101,706	103,232

		739,332

Household Durables 0.2%
Libbey, Inc., FRN, 12.35%, 06/01/2011	150,000	164,250

Media 2.9%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	425,000	452,625
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	200,000	204,000
CCH I, LLC, 11.00%, 10/01/2015	100,000	104,250
Dex Media East, LLC, 9.875%, 11/15/2009	350,000	366,625
Lamar Media Corp., 6.625%, 08/15/2015	550,000	539,000
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	575,000	594,406
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	200,000	209,500
XM Satellite Radio Holdings, Inc., Class A, 9.75%, 05/01/2014	30,000	30,413
Young Broadcasting, Inc., Class A, 8.75%, 01/15/2014	111,000	104,062

		2,604,881

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	150,000	165,000

2

EVERGREEN VA STRATEGIC INCOME FUND* SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.8%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	$175,000	$182,875
Payless ShoeSource, Inc., 8.25%, 08/01/2013	450,000	472,500
Sally Beauty Holdings, Inc., 9.25%, 11/15/2014 144A ρ	75,000	77,437

		732,812

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	225,000	248,063
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	72,800
Unifi, Inc., 11.50%, 05/15/2014	116,000	115,710
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	69,306

		505,879

ENERGY 3.6%
Energy Equipment & Services 0.7%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	224,475
GulfMark Offshore, Inc., 7.75%, 07/15/2014	100,000	102,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	140,000	133,175
Parker Drilling Co., 9.625%, 10/01/2013	150,000	163,500

		623,150

Oil, Gas & Consumable Fuels 2.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	435,000	442,612
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	150,000	141,750
El Paso Corp., 7.75%, 06/01/2013	200,000	210,000
Encore Acquisition Co., 6.25%, 04/15/2014	200,000	185,000
Exco Resources, Inc., 7.25%, 01/15/2011	200,000	201,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	105,250
Peabody Energy Corp.:
5.875%, 04/15/2016	225,000	217,125
6.875%, 03/15/2013	160,000	163,600
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	200,000	202,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	102,500
Williams Cos.:
7.50%, 01/15/2031	275,000	292,875
8.125%, 03/15/2012	300,000	327,750

		2,591,962

FINANCIALS 7.4%
Capital Markets 1.5%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	600,000	634,852
Morgan Stanley, 5.49%, 11/09/2007	700,000	700,721

		1,335,573

Consumer Finance 3.0%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	300,000	321,000
CCH II Capital Corp., 10.25%, 09/15/2010	425,000	450,500
Ford Motor Credit Co., 5.70%, 01/15/2010	350,000	335,255
General Electric Capital Corp., 6.125%, 02/22/2011	305,000	316,360
General Motors Acceptance Corp., 6.875%, 08/28/2012	550,000	548,393
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	338,625
NXP Funding, LLC, 7.875%, 10/15/2014 144A	200,000	207,500
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	165,594

		2,683,227

Diversified Financial Services 1.8%
Dow Jones CDX North America High Yield Index, 8.375%, 12/29/2011 144A	1,500,000	1,556,175

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	325,500

3

EVERGREEN VA STRATEGIC INCOME FUND* SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 0.7%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	$200,000	$205,500
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	152,250
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	300,000	298,500

		656,250

HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	300,000	320,250

Health Care Providers & Services 0.5%
Community Health Systems, Inc., 6.50%, 12/15/2012	40,000	41,400
HCA, Inc., 9.25%, 11/15/2016 144A	300,000	324,375
HealthSouth Corp., 10.75%, 06/15/2016 144A ρ	75,000	81,938
Sun Healthcare Group, Inc., 9.125%, 04/15/2015 144A #	40,000	41,200

		488,913

INDUSTRIALS 2.2%
Aerospace & Defense 0.5%
DRS Technologies, Inc., 7.625%, 02/01/2018	350,000	365,750
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	25,000	26,031
9.75%, 04/01/2017 144A ρ	20,000	20,950

		412,731

Airlines 0.2%
Delta Air Lines, Inc.:
7.90%, 12/15/2009 •	100,000	56,500
8.30%, 12/15/2029 •	150,000	85,125

		141,625

Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015 144A	100,000	104,500

Machinery 0.6%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	250,000	253,750
RBS Global, Inc., 11.75%, 08/01/2016	300,000	323,625

		577,375

Marine 0.2%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	228,000	214,890

Trading Companies & Distributors 0.6%
Rental Service Corp., 9.50%, 12/01/2014 144A	130,000	139,100
United Rentals, Inc., 7.00%, 02/15/2014 ρ	350,000	350,875

		489,975

INFORMATION TECHNOLOGY 1.0%
IT Services 0.8%
CompuCom Systems, Inc., 12.00%, 11/01/2014 144A	100,000	107,250
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	425,000	457,938
10.25%, 08/15/2015 ρ	100,000	109,625

		674,813

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	200,000	201,250

MATERIALS 3.7%
Chemicals 1.5%
Huntsman International, LLC:
11.50%, 07/15/2012	149,000	167,252
FRN, 7.375%, 01/01/2015 144A ρ	200,000	204,000

4

EVERGREEN VA STRATEGIC INCOME FUND* SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co., 10.50%, 06/01/2013	$350,000	$385,000
MacDermid, Inc., 9.50%, 04/15/2017 144A #	85,000	87,550
Millenium America, Inc., 7.625%, 11/15/2026	45,000	44,663
Momentive Performance, Inc., 9.75%, 12/01/2014 144A	100,000	103,500
Tronox Worldwide, LLC, 9.50%, 12/01/2012	325,000	346,125

		1,338,090

Construction Materials 0.1%
CPG International, Inc., 10.50%, 07/01/2013	110,000	116,050

Containers & Packaging 1.3%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	150,000	154,125
Crown Americas, Inc., 7.75%, 11/15/2015	350,000	365,750
Exopack Holding Corp., 11.25%, 02/01/2014	45,000	48,375
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	300,000	298,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	275,000	277,062

		1,143,812

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	40,000	43,150
8.375%, 04/01/2017	40,000	43,350
10.125%, 02/01/2010	220,000	232,650

		319,150

Paper & Forest Products 0.4%
Bowater, Inc., 6.50%, 06/15/2013	95,000	86,213
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	85,000	88,825
11.375%, 08/01/2016 144A	225,000	236,812

		411,850

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.8%
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	103,184
Level 3 Communications, Inc., 6.375%, 10/15/2015	250,000	249,062
Qwest Communications International, Inc., 7.875%, 09/01/2011	350,000	373,625

		725,871

Wireless Telecommunication Services 1.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	255,000	264,562
10.00%, 01/01/2013	300,000	325,125
Dobson Communications Corp., 8.875%, 10/01/2013 ρ	275,000	284,625
Horizon PCS, Inc., 11.375%, 07/15/2012	120,000	133,500
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	125,000	132,813
Rural Cellular Corp.:
8.25%, 03/15/2012	75,000	78,750
9.75%, 01/15/2010 ρ	80,000	82,800

		1,302,175

UTILITIES 2.7%
Electric Utilities 1.4%
Mirant North America, LLC, 7.375%, 12/31/2013	300,000	309,000
Mission Energy Holding Co., 13.50%, 07/15/2008	15,000	16,425
NRG Energy, Inc., 7.375%, 02/01/2016	300,000	309,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	300,000	348,000
Reliant Energy, Inc., 6.75%, 12/15/2014	300,000	318,375

		1,300,800

5

EVERGREEN VA STRATEGIC INCOME FUND * SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	$425,000	$437,420

Independent Power Producers & Energy Traders 0.8%
AES Corp., 7.75%, 03/01/2014	300,000	316,500
Dynegy, Inc., 8.375%, 05/01/2016	275,000	287,375
Tenaska, Inc., 7.00%, 06/30/2021 144A	96,119	97,211

		701,086

Total Corporate Bonds (cost $27,474,893)		28,184,823

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 10.0%
CONSUMER DISCRETIONARY 0.5%
Household Durables 0.4%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	170,000	341,533

Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	70,000	102,047

CONSUMER STAPLES 0.6%
Tobacco 0.6%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	300,000	583,260

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Transco plc, 7.00%, 12/15/2008 AUD	170,000	138,093

FINANCIALS 7.4%
Capital Markets 1.2%
Deutsche Bank AG, 6.00%, 03/05/2008 AUD	180,000	144,933
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	200,000	376,798
Morgan Stanley, 5.375%, 11/14/2013 GBP	300,000	574,175

		1,095,906

Commercial Banks 2.5%
Australia & New Zealand Banking Group, Ltd., 6.00%, 03/01/2010 AUD	500,000	397,491
European Investment Bank:
4.00%, 04/15/2009 SEK	1,000,000	143,534
5.75%, 09/15/2009 AUD	325,000	259,617
6.75%, 11/17/2008 NZD	436,000	307,044
FRN, 3.02%, 08/16/2013 GBP	55,000	124,520
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,200,000	942,771

		2,174,977

Consumer Finance 0.5%
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	650,000	458,670

Thrifts & Mortgage Finance 3.2%
Nykredit, 5.00%, 10/01/2035 DKK	8,841,019	1,580,142
Realkredit Danmark AS, 4.00%, 10/01/2035 DKK	3,096,189	511,280
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	4,272,528	781,836

		2,873,258

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	70,467

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
France Telecom, 7.50%, 03/14/2011 GBP	500,000	1,041,919

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $8,313,733)		8,880,130

6

EVERGREEN VA STRATEGIC INCOME FUND * SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 18.4%
Australia, 5.25%, 08/15/2010 AUD	1,410,000	$1,112,019
Brazil, 9.50%, 10/05/2007 EUR	40,000	54,857
Canada:
4.60%, 09/15/2011 CAD	1,400,000	1,237,384
5.00%, 06/01/2014 CAD	1,460,000	1,339,472
5.25%, 11/30/2011 CAD	1,400,000	1,263,272
Hong Kong, 4.23%, 03/21/2011 HKD	7,800,000	1,009,230
Jamaica, 11.00%, 07/27/2012 EUR	30,000	48,525
Korea:
4.75%, 06/10/2009 KRW	651,000,000	691,402
5.25%, 09/10/2015 KRW	235,000,000	255,768
Mexico:
5.50%, 02/17/2020 EUR	285,000	404,405
10.00%, 12/05/2024 MXN	8,100,000	903,194
New Zealand, 6.00%, 07/15/2008 NZD	940,000	662,736
Norway:
4.25%, 05/19/2017 NOK	2,520,000	405,031
5.00%, 05/15/2015 NOK	6,400,000	1,082,419
Philippines, 6.25%, 03/15/2016 EUR	200,000	281,132
Romania, 8.50%, 05/08/2012 EUR	35,000	55,354
Singapore, 3.625%, 07/01/2014 SGD	1,540,000	1,068,680
South Africa, 5.25%, 05/16/2013 EUR	70,000	96,510
Sweden:
3.00%, 07/12/2016 SEK	10,510,000	1,398,883
5.50%, 10/08/2012 SEK	8,545,000	1,316,040
Turkey, 4.75%, 07/06/2012 EUR	370,000	483,376
United Kingdom:
1.25%, 11/22/2017 GBP	522,592	980,596
FRN, 5.73%, 08/16/2013 GBP	60,000	269,993

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $15,898,243)		16,420,278

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds, 4.50%, 02/15/2036 ρ	$1,780,000	1,678,764
U.S. Treasury Notes:
2.00%, 01/15/2016 ρ	1,019,640	1,004,226
4.625%, 11/15/2016 ρ	1,000,000	997,383

Total U.S. Treasury Obligations (cost $3,701,351)		3,680,373

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.4%
FIXED-RATE 2.2%
Countrywide Home Loans, Inc.:
Ser. 2003-R4, Class 2A, 6.50%, 01/25/2034 144A	332,676	340,333
Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	500,000	497,040
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	340,000	334,468
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	64,587	65,604
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	287,463	288,849
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	277,678	279,240
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	767,049	163,807

		1,969,341

FLOATING-RATE 0.2%
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.84%, 02/25/2035	183,920	183,236

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $2,161,750)		2,152,577

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.1%
FLOATING-RATE 0.1%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.65%, 01/25/2035 (cost $109,055)	109,107	108,303

7

EVERGREEN VA STRATEGIC INCOME FUND * SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 7.28%, 02/19/2035 (cost $195,655)	$194,630	$195,393

YANKEE OBLIGATIONS – CORPORATE 6.8%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	75,000	87,375

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OAO Gazprom:
9.625%, 03/01/2013	30,000	35,628
9.625%, 03/01/2013 144A	80,000	94,800

		130,428

FINANCIALS 3.6%
Commercial Banks 1.0%
Bank of Moscow, 7.34%, 05/13/2013	620,000	649,698
Kazkommerts International BV, 7.00%, 11/03/2009	240,000	241,800

		891,498

Consumer Finance 0.4%
Virgin Media Finance plc, 9.125%, 08/15/2016	300,000	318,000

Diversified Financial Services 2.2%
HBOS Treasury Services plc, 5.25%, 09/19/2011	630,000	636,383
Preferred Term Securities, Ltd., FRN:
5.96%, 06/24/2034 144A	175,000	177,984
6.93%, 06/24/2034 144A	100,000	102,077
6.98%, 12/24/2033 144A	600,000	612,738
7.47%, 04/03/2032 144A	355,000	355,067
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	118,450

		2,002,699

MATERIALS 0.3%
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015	205,000	217,812

Paper & Forest Products 0.1%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	60,000	56,700

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.5%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	300,000	322,500
Telefonos De Mexico SAB de CV, 4.75%, 01/27/2010	100,000	99,229

		421,729

Wireless Telecommunication Services 2.0%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	150,000	166,875
11.25%, 06/15/2016 144A	100,000	114,000
Rogers Wireless, Inc.:
6.375%, 03/01/2014	160,000	164,800
9.625%, 05/01/2011	185,000	211,825
Vimpel Communications, 8.25%, 05/23/2016	100,000	106,875
Vodafone Group plc, FRN, 5.42%, 06/29/2007	1,000,000	1,000,133

		1,764,508

UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	85,000	92,407

8

EVERGREEN VA STRATEGIC INCOME FUND * SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
UTILITIES continued
Multi-Utilities 0.1%
National Power Corp., FRN, 9.61%, 08/23/2011	$90,000	$100,794

Total Yankee Obligations-Corporate (cost $5,948,879)		6,083,950

YANKEE OBLIGATIONS – GOVERNMENT 5.1%
Argentina, 12.25%, 06/19/2018 •	196,331	65,771
Brazil:
7.125%, 01/20/2037	300,000	332,550
8.25%, 01/20/2034	335,000	421,262
10.50%, 07/14/2014	320,000	412,000
Chile, 5.50%, 01/15/2013	50,000	50,945
Colombia:
7.375%, 09/18/2037	100,000	109,100
8.125%, 05/21/2024	275,000	321,750
Egypt, 8.75%, 07/11/2011	60,000	68,025
Indonesia, 6.75%, 03/10/2014	100,000	104,000
Jamaica, 11.75%, 05/15/2011	35,000	43,225
Mexico:
6.375%, 01/16/2013	85,000	89,845
8.375%, 01/14/2011	75,000	83,213
11.375%, 09/15/2016	125,000	179,500
Panama, 9.625%, 02/08/2011	140,000	160,160
Peru:
8.75%, 11/21/2033	55,000	72,600
9.125%, 01/15/2008 ☐	102,000	105,060
Philippines, 8.00%, 01/15/2016	282,000	319,012
Russia:
5.00%, 03/31/2030 †	240,000	272,400
11.00%, 07/24/2018	280,000	404,684
Turkey, 7.00%, 09/26/2016	270,000	276,075
Ukraine, 6.58%, 11/21/2016	100,000	101,505
Uruguay, 7.50%, 03/15/2015	170,000	184,450
Venezuela:
7.65%, 04/21/2025	130,000	137,794
10.75%, 09/19/2013	205,000	250,817

Total Yankee Obligations-Government (cost $4,358,480)		4,565,743

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 6.0%
REPURCHASE AGREEMENT ^ 6.0%
Bank of America Corp., 5.46%, dated 03/30/2007, maturing 04/02/2007, maturity value $5,319,518 (cost $5,317,099)	5,317,099	5,317,099

	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ## (cost $2,694,703)	2,694,703	2,694,703

Total Investments (cost $104,125,878) 119.0%		106,244,467
Other Assets and Liabilities (19.0%)		(16,964,281)

Net Assets 100.0%		$89,280,186

9

EVERGREEN VA STRATEGIC INCOME FUND * SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

*	On June 1, 2007, Evergreen VA Strategic Income Fund will change its name to Evergreen VA Diversified Income Builder Fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
^	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
IO	Interest Only
JPY	Japanese Yen
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

10

EVERGREEN VA STRATEGIC INCOME FUND * SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of March 31, 2007:

United States	62.3%
Canada	4.9%
United Kingdom	4.3%
Cayman Islands	3.2%
Denmark	2.9%
Sweden	2.8%
Australia	2.6%
Mexico	1.8%
Luxembourg	1.6%
Norway	1.5%
Brazil	1.3%
France	1.1%
Singapore	1.1%
Hong Kong	1.0%
South Korea	1.0%
Russia	0.8%
Turkey	0.8%
New Zealand	0.7%
Philippines	0.7%
Germany	0.5%
Bermuda	0.4%
Colombia	0.4%
Netherlands	0.4%
Venezuela	0.4%
Panama	0.2%
Peru	0.2%
South Africa	0.2%
Uruguay	0.2%
Argentina	0.1%
Chile	0.1%
Egypt	0.1%
Indonesia	0.1%
Jamaica	0.1%
Romania	0.1%
Ukraine	0.1%

100.0%

At March 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at March 31, 2007	In Exchange for U.S. $	Unrealized Gain

05/23/2007	533,000 EUR	$714,408	$703,432	$10,976
05/31/2007	3,031,450 EUR	4,064,542	4,006,000	58,542
06/01/2007	721,300 EUR	967,146	952,808	14,338

Exchange Date	Contracts to Receive	U.S. Value at March 31, 2007	In Exchange for	U.S. Value at March 31, 2007	Unrealized Loss

06/05/2007	171,192,510 JPY	$1,468,465	2,140,000 NZD	$1,522,379	$53,914
06/08/2007	1,266,693 EUR	1,698,830	1,958,940 CAD	1,702,564	3,734
06/14/2007	3,282,871 EUR	4,403,728	2,252,000 GBP	4,432,539	28,811
06/14/2007	342,605,869 JPY	2,941,998	3,769,000 AUD	3,047,565	105,567

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $104,157,158. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,443,555 and $356,246, respectively, with a net unrealized appreciation of $2,087,309.

11

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.6%
FIXED-RATE 3.6%
FNMA:
3.62%, 06/01/2010	$565,000	$540,702
4.87%, 05/01/2013	517,007	511,255
5.84%, 12/01/2008	625,380	627,814
6.20%, 01/01/2011	362,302	374,353
6.73%, 08/01/2009	606,774	621,370

Total Agency Commercial Mortgage-Backed Securities (cost $2,771,382)		2,675,494

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.0%
FIXED-RATE 4.0%
FHLMC:
Ser. 2702, Class AD, 4.50%, 08/15/2032	260,000	247,985
Ser. 2709, Class PE, 5.00%, 12/15/2022	300,000	292,448
Ser. 2718, Class MR, 4.00%, 08/15/2013	153,641	151,953
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	395,802
Ser. 3014, Class NA, 4.50%, 11/15/2025	224,166	221,609
Ser. 3072, Class NK, 5.00%, 05/15/2031	199,779	197,888
Ser. 3082, Class PJ, 5.00%, 09/15/2034	335,000	321,648
Ser. 3115, Class LA, 5.00%, 06/15/2031	229,345	227,238
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	284,860	289,994
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	297,821	294,202
Ser. 2005-22, Class DA, 5.50%, 12/25/2034	340,590	342,944

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,986,001)		2,983,711

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.5%
FIXED-RATE 5.7%
FHLMC, 5.00%, 04/01/2021	300,249	296,326
FHLMC 30 year, 5.50%, TBA #	565,000	559,174
FNMA:
4.50%, 04/01/2019	285,837	277,188
5.00%, 03/01/2036	270,009	267,075
5.50%, 09/01/2035	252,163	249,862
7.50%, 12/01/2030	79,913	83,826
FNMA 15 year, 5.00%, TBA #	770,000	759,412
FNMA 30 year, 6.00%, TBA #	1,720,000	1,732,900

		4,225,763

FLOATING-RATE 1.8%
FHLMC:
5.34%, 12/01/2035	240,635	239,815
5.81%, 10/01/2036	377,817	381,894
FNMA:
5.32%, 09/01/2035	245,371	243,369
5.49%, 03/01/2036	181,480	182,523
5.87%, 07/01/2036	211,296	212,987
GNMA, 5.50%, 08/20/2029 – 09/20/2029	108,997	110,225

		1,370,813

Total Agency Mortgage-Backed Pass Through Securities (cost $5,600,241)		5,596,576

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FNMA:
Ser. 2003-W2, Class 2A9, 5.90%, 07/25/2042	197,651	199,257
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	337,791

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $541,651)		537,048

ASSET-BACKED SECURITIES 1.4%
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	150,000	151,480
Lehman XS Trust, Ser. 2006-5, Class 2A4A, 5.89%, 04/25/2036	125,000	126,084

1

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A3B, 5.23%, 10/25/2032	$370,000	$367,660
Nomura Asset Acceptance Corp., Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	275,000	278,784
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%, 05/25/2034	130,295	129,539

Total Asset-Backed Securities (cost $1,053,379)		1,053,547

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.0%
FIXED-RATE 3.7%
Banc of America Comml. Mtge. Trust, Ser. 2006-3, Class A4, 5.89%, 07/10/2044	310,000	321,571
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	245,000	249,035
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	152,231	149,330
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	280,000	278,275
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	315,000	318,777
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	133,988	132,668
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-CB15, Class A4, 5.81%, 06/12/2043	210,000	217,833
Ser. 2007-LDPX, Class A3, 5.41%, 05/15/2049	305,000	306,623
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	374,687
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	427,637

		2,776,436

FLOATING-RATE 1.3%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	400,000	403,863
Ser. 2006-LDP7, Class A4, 5.88%, 04/15/2045	235,000	244,941
Morgan Stanley Capital I, Inc., Ser. 2006-HQ8, Class A4, 5.40%, 03/12/2044	345,000	348,348

		997,152

Total Commercial Mortgage-Backed Securities (cost $3,779,404)		3,773,588

CORPORATE BONDS 5.1%
CONSUMER DISCRETIONARY 0.7%
Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	225,421

Multi-line Retail 0.2%
Federated Retail Holdings, Inc., 5.90%, 12/01/2016	175,000	174,665

Specialty Retail 0.2%
Home Depot, Inc., 5.875%, 12/16/2036	150,000	143,502

CONSUMER STAPLES 0.4%
Beverages 0.4%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	600,000	282,815

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	175,000	191,163

FINANCIALS 2.6%
Capital Markets 0.9%
Bank of New York Co., 7.30%, 12/01/2009	450,000	473,941
Morgan Stanley, 3.875%, 01/15/2009	200,000	196,029

		669,970

Commercial Banks 0.3%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	209,620

Consumer Finance 0.6%
General Electric Capital Corp., 6.125%, 02/22/2011	200,000	207,449
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	254,661

		462,110

2

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.3%
American International Group, Inc., 4.70%, 10/01/2010	$250,000	$246,946

Real Estate Investment Trusts 0.5%
BRE Properties, Inc., 5.50%, 03/15/2017	125,000	124,030
Duke Realty Corp., 3.35%, 01/15/2008	250,000	245,717

		369,747

HEALTH CARE 0.1%
Pharmaceuticals 0.1%
Abbott Laboratories, 5.875%, 05/15/2016	100,000	103,632

INDUSTRIALS 0.5%
Road & Rail 0.5%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	350,000	368,967

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.875%, 01/17/2012	200,000	204,583

Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	169,029

Total Corporate Bonds (cost $3,668,841)		3,822,170

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds:
6.00%, 02/15/2026 ##	1,010,000	1,141,852
7.25%, 08/15/2022	285,000	356,540
U.S. Treasury Notes, 3.00%, 02/15/2009	270,000	262,185

Total U.S. Treasury Obligations (cost $1,781,369)		1,760,577

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FIXED-RATE 0.3%
Harborview Net Interest Margin Corp., Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	105,119	105,296
Sharps, SP I LLC, Net Interest Margin Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	104,620	104,516

		209,812

FLOATING-RATE 0.4%
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	345,000	338,083

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $550,699)		547,895

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FLOATING-RATE 1.1%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.10%, 10/25/2035	244,844	243,277
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%, 06/25/2036	224,020	225,915
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	349,560	350,317

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $811,275)		819,509

YANKEE OBLIGATIONS – CORPORATE 0.3%
MATERIALS 0.1%
Metals & Mining 0.1%
Alcan, Inc., 6.125%, 12/15/2033	125,000	121,940

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 5.625%, 02/27/2017	125,000	124,151

Total Yankee Obligations-Corporate (cost $247,258)		246,091

3

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 66.7%
CONSUMER DISCRETIONARY 6.2%
Diversified Consumer Services 1.7%
Apollo Group, Inc., Class A *	29,000	$1,273,100

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	21,300	847,527

Media 2.0%
News Corp., Class A	18,130	419,166
Omnicom Group, Inc.	7,000	716,660
Time Warner, Inc.	18,171	358,332

		1,494,158

Multi-line Retail 0.7%
J.C. Penney Co., Inc.	5,962	489,838

Specialty Retail 0.7%
Best Buy Co., Inc.	10,700	521,304

CONSUMER STAPLES 7.7%
Beverages 1.4%
Diageo plc, ADR	8,400	679,980
PepsiCo, Inc.	6,283	399,347

		1,079,327

Food & Staples Retailing 3.1%
CVS/Caremark Corp.	22,054	752,924
Wal-Mart Stores, Inc.	23,710	1,113,184
Whole Foods Market, Inc.	9,800	439,530

		2,305,638

Household Products 1.9%
Procter & Gamble Co.	21,968	1,387,499

Tobacco 1.3%
Altria Group, Inc.	11,479	1,007,971

ENERGY 5.9%
Energy Equipment & Services 1.1%
Schlumberger, Ltd.	11,482	793,406

Oil, Gas & Consumable Fuels 4.8%
Apache Corp.	7,800	551,460
BP plc, ADR	8,317	538,526
ConocoPhillips	7,500	512,625
Exxon Mobil Corp.	26,423	1,993,615

		3,596,226

FINANCIALS 14.6%
Capital Markets 3.8%
Goldman Sachs Group, Inc.	2,700	557,901
Legg Mason, Inc.	8,698	819,439
Merrill Lynch & Co., Inc.	4,550	371,598
Morgan Stanley	5,128	403,881
State Street Corp.	6,980	451,955
T. Rowe Price Group, Inc.	5,900	278,421

		2,883,195

Commercial Banks 2.0%
U.S. Bancorp	17,843	623,970
Wells Fargo & Co.	24,526	844,430

		1,468,400

4

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.0%
American Express Co.	8,520	$480,528
Capital One Financial Corp.	3,872	292,181

		772,709

Diversified Financial Services 5.7%
Bank of America Corp.	28,541	1,456,162
Citigroup, Inc.	36,514	1,874,629
JPMorgan Chase & Co.	19,124	925,219

		4,256,010

Insurance 2.1%
American International Group, Inc.	8,801	591,603
Hartford Financial Services Group, Inc.	5,208	497,781
Prudential Financial, Inc.	5,037	454,640

		1,544,024

HEALTH CARE 10.1%
Biotechnology 1.5%
Amgen, Inc. *	8,886	496,550
Biogen Idec, Inc. *	14,400	639,072

		1,135,622

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	12,762	672,174
Medtronic, Inc.	9,926	486,970
St. Jude Medical, Inc. *	9,500	357,295
Zimmer Holdings, Inc. *	4,500	384,345

		1,900,784

Health Care Providers & Services 0.8%
Aetna, Inc.	1,761	77,114
WellPoint, Inc. *	6,200	502,820

		579,934

Pharmaceuticals 5.3%
Abbott Laboratories	10,577	590,197
Bristol-Myers Squibb Co.	33,300	924,408
Johnson & Johnson	10,258	618,147
Novartis AG, ADR	5,300	289,539
Pfizer, Inc.	39,304	992,819
Wyeth	11,426	571,643

		3,986,753

INDUSTRIALS 5.3%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	6,000	582,120
United Technologies Corp.	4,300	279,500

		861,620

Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	2,103	86,896
United Parcel Service, Inc., Class B	6,485	454,599

		541,495

Commercial Services & Supplies 0.3%
Cintas Corp.	6,400	231,040

Industrial Conglomerates 2.2%
General Electric Co.	46,553	1,646,114

Machinery 0.9%
Pall Corp.	18,140	689,320

5

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 13.3%
Communications Equipment 3.8%
Cisco Systems, Inc. *	45,278	$1,155,947
QUALCOMM, Inc.	39,832	1,699,233

		2,855,180

Computers & Peripherals 1.2%
Dell, Inc. *	38,900	902,869

Internet Software & Services 2.0%
eBay, Inc. *	16,700	553,605
Google, Inc., Class A *	2,100	962,136

		1,515,741

IT Services 1.4%
Accenture, Ltd., Class A	14,400	554,976
Automatic Data Processing, Inc.	10,300	498,520

		1,053,496

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp. *	28,278	565,277
Intel Corp.	34,200	654,246
Texas Instruments, Inc.	17,044	513,025

		1,732,548

Software 2.6%
Microsoft Corp.	30,027	836,852
Oracle Corp. *	59,029	1,070,196

		1,907,048

MATERIALS 1.0%
Chemicals 0.7%
Air Products & Chemicals, Inc.	6,800	502,928

Paper & Forest Products 0.3%
Domtar Corp.	22	205
Weyerhaeuser Co.	3,502	261,739

		261,944

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	12,812	505,177
Verizon Communications, Inc.	8,865	336,161

		841,338

Wireless Telecommunication Services 0.6%
Sprint Nextel Corp.	23,864	452,461

UTILITIES 0.9%
Electric Utilities 0.9%
DPL, Inc.	10,746	334,093
Exelon Corp.	5,131	352,551

		686,644

Total Common Stocks (cost $39,095,825)		50,005,211

MUTUAL FUND SHARES 0.8%
MFS Charter Income Trust	7,700	65,912
MFS Government Markets Income Trust	10,000	66,900
MFS Intermediate Income Trust	14,000	87,360
MFS Multimarket Income Trust	10,000	61,200
Putnam Master Intermediate Income Trust	10,500	68,880
Putnam Premier Income Trust	17,700	116,643
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	5,300	61,692

6

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES continued
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	5,900	$70,092

Total Mutual Fund Shares (cost $567,637)		598,679

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø ## (cost $2,154,008)	2,154,008	2,154,008

Total Investments (cost $65,608,970) 102.1%		76,574,104
Other Assets and Liabilities (2.1%)		(1,592,872)

Net Assets 100.0%		$74,981,232

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On March 31, 2007 the aggregate cost of securities for federal income tax purposes was $65,991,487. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,789,845 and $1,207,228, respectively, with a net unrealized appreciation of $10,582,617.

7

Item 2 - Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:  __________________________________
           Dennis H. Ferro,
           Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  __________________________________
          Dennis H. Ferro,
          Principal Executive Officer

Date: May 29, 2007

By: __________________________________
          Jeremy DePalma
          Principal Financial Officer

Date: May 29, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Variable Annuity Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

____________________________________ Jeremy DePalma Principal Financial Officer Evergreen Variable Annuity Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Variable Annuity Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

_____________________________________ Dennis H. Ferro Principal Executive Officer Evergreen Variable Annuity Trust